                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  January 31, 2016
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21558

                         Pioneer Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Short Term Income Fund

 Schedule of Investments 5/31/14 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 PREFERRED STOCKS - 0.1%

 Insurance - 0.1%

 Reinsurance - 0.1%

 84,180

 0.00

 NR/NR

 Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)

 $

 103,356

 350,000

 0.00

 NR/NR

 Altair Re, Floating Rate Note, 6/30/16 (Cat Bond)

 360,220

 150,000

 NR/NR

 Pangaea Re, 10/1/15 (Cat Bond) (e)

 168,465

 $

 632,041

 Total Insurance

 $

 632,041

 TOTAL PREFERRED STOCKS

 (Cost $582,955)

 $

 632,041

 ASSET BACKED SECURITIES - 15.2%

 240,000

 0.55

 CCC/A3

 Accredited Mortgage Loan Trust 2005-2, Floating Rate Note, 7/25/35

 $

 230,935

 76,824

 6.50

 BB+/Baa2

 ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 76,884

 294,729

 0.42

 BB+/Baa3

 Aegis Asset Backed Securities Trust 2005-5, Floating Rate Note, 12/25/35

 277,739

 537,501

 0.87

 AAA/Aaa

 Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34

 526,199

 175,004

 1.25

 AAA/Aaa

 Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34

 172,730

 148,578

 0.52

 A+/A3

 Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Ser 2005-4, Floating Rate Note, 10/25/35

 145,813

 500,000

 0.35

 AAA/NR

 Ally Auto Receivables Trust 2014-SN1, Floating Rate Note, 10/20/16

 500,000

 147,672

 AA/NR

 American Credit Acceptance Receivables Trust 2013-2, 1.32%, 2/15/17 (144A)

 147,875

 409,119

 AA/NR

 American Credit Acceptance Receivables Trust 2014-1, 1.14%, 3/12/18 (144A)

 409,589

 482,824

 AA/NR

 American Credit Acceptance Receivables Trust 2014-2, 0.99%, 10/10/17 (144A)

 482,831

 96,885

 A+/NR

 American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)

 97,098

 760,000

 0.95

 AA-/NR

 American Express Credit Account Secured Note Trust 2012-4, Floating Rate Note, 5/15/20 (144A)

 765,404

 500,000

 NR/Aa2

 American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31

 498,799

 567,000

 AA+/Aaa

 AmeriCredit Automobile Receivables Trust 2010-2, 6.24%, 6/8/16

 574,851

 100,000

 NR/Aaa

 AmeriCredit Automobile Receivables Trust 2011-3, 4.04%, 7/10/17

 103,750

 500,000

 AA+/Aaa

 AmeriCredit Automobile Receivables Trust 2011-5, 2.45%, 12/8/16

 504,494

 500,000

 A+/NR

 AmeriCredit Automobile Receivables Trust 2012-4, 3.82%, 2/10/20

 524,521

 150,000

 A+/NR

 AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19

 150,561

 381,831

 AAA/Aaa

 AmeriCredit Automobile Receivables Trust 2013-4, 0.74%, 11/8/16

 382,280

 500,000

 BBB+/Baa1

 AmeriCredit Automobile Receivables Trust 2013-4, 3.31%, 10/8/19

 520,775

 732,730

 0.48

 A+/A1

 Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Ctfs Series 2005-R11, Floating Rate Note, 1/25/36

 717,299

 101,586

 3.90

 A/Baa1

 Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 03-AR3, Floating Rate Note, 6/25/33

 104,840

 688,842

 0.89

 AA+/A2

 Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2003-11, Floating Rate Note, 12/25/33

 665,182

 367,946

 0.60

 AA+/A3

 Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2005-R1, Floating Rate Note, 3/25/35

 363,119

 39,827

 0.35

 AA+/Aaa

 Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2005-R6, Floating Rate Note, 8/25/35

 39,546

 548,457

 A+/Aaa

 Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2005-R9, 4.627277%, 11/25/35 (Step)

 546,677

 207,602

 0.70

 BBB+/Aaa

 AMRESCO Residential Securities Corp Mortgage Loan Trust 1997-3, Floating Rate Note, 9/25/27

 198,049

 226,198

 0.70

 AAA/NR

 ARI Fleet Lease Trust 2012-A, Floating Rate Note, 3/15/20 (144A)

 226,431

 206,145

 AAA/NR

 ARI Fleet Lease Trust 2013-A, 0.7%, 12/15/15 (144A)

 206,361

 232,206

 NR/NR

 Ascentium Equipment Receivables 2012-1 LLC, 1.83%, 9/15/19 (144A)

 232,114

 400,000

 NR/Aaa

 Ascentium Equipment Receivables 2014-1 LLC, 1.04%, 1/10/17

 400,146

 798,726

 3.68

 A/A3

 Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE1, Floating Rate Note, 1/15/33

 816,167

 141,855

 0.86

 BBB+/Baa3

 Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE3, Floating Rate Note, 4/25/35

 139,452

 65,793

 0.35

 BB/Ba1

 Asset Backed Securities Corp Home Equity Loan Trust Series AEG 2006-HE1, Floating Rate Note, 1/25/36

 62,674

 399,955

 NR/NR

 AXIS Equipment Finance Receivables II LLC, 3.81%, 12/20/16

 400,723

 500,000

 0.49

 AAA/Aaa

 Barclays Dryrock Issuance Trust, Floating Rate Note, 3/16/20

 500,000

 172,949

 0.78

 AAA/Aaa

 Bayview Financial Acquisition Trust, Floating Rate Note, 5/28/44

 172,314

 28,661

 0.74

 AAA/Aaa

 Bayview Financial Acquisition Trust, Floating Rate Note, 8/28/44

 28,620

 259,657

 4.91

 AA+/NR

 Bayview Financial Asset Trust 2003-A, Floating Rate Note, 2/25/33 (144A)

 263,068

 750,000

 0.65

 A+/Baa3

 Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44

 722,038

 215,329

 5.00

 AAA/Aaa

 Bayview Financial Mortgage Pass-Through Trust 2006-A, Floating Rate Note, 2/28/41

 214,268

 375,187

 0.45

 AA+/A1

 Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36

 362,578

 52,572

 0.42

 AA+/A1

 Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36

 50,775

 425,000

 0.60

 AA/Aa2

 Bayview Financial Mortgage Pass-Through Trust Series 2005-B, Floating Rate Note, 4/28/39

 417,923

 118,336

 NR/A1

 BCMSC Trust 1998-A, 6.65%, 4/15/28

 119,601

 653,946

 0.65

 A+/Ba1

 Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35

 641,350

 71,393

 0.87

 AA+/A3

 Bear Stearns Asset Backed Securities I Trust 2005-HE6, Floating Rate Note, 6/25/35

 71,339

 146,250

 0.65

 AA+/NR

 Bear Stearns Asset Backed Securities I Trust 2005-HE8, Floating Rate Note, 8/25/35

 145,960

 310,020

 4.56

 AA+/Ba2

 Bear Stearns Asset Backed Securities Trust 2003-SD2, Floating Rate Note, 6/25/43

 309,813

 75,023

 1.35

 AAA/NR

 Bear Stearns Asset Backed Securities Trust 2004-2, Floating Rate Note, 8/25/34

 73,336

 256,534

 0.64

 A+/NR

 Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36

 251,896

 423,825

 0.90

 AAA/A3

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 2/25/35

 422,921

 262,229

 1.15

 BBB/A1

 Bear Stearns Structured Products Trust 2007-EMX1, Floating Rate Note, 3/25/37 (144A)

 256,056

 96,056

 NR/Aaa

 BMW Vehicle Lease Trust 2013-1, 0.4%, 1/20/15

 96,057

 10,866

 NR/Aaa

 BMW Vehicle Owner Trust 2011-A, 0.76%, 8/25/15

 10,875

 11,252

 NR/NR

 Bush Truck Leasing LLC, 5.0%, 9/25/18 (144A)

 11,203

 131,326

 NR/Aaa

 California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)

 131,967

 418,271

 NR/NR

 CAM Mortgage Trust 2014-1, 3.3515%, 12/15/53 (Step) (144A)

 418,864

 250,000

 0.58

 AAA/Aaa

 Capital Auto Receivables Asset Trust 2013-3, Floating Rate Note, 11/20/15

 250,205

 413,000

 AA/Aa3

 Capital Auto Receivables Asset Trust/ Ally, 1.74%, 10/22/18

 414,174

 125,000

 A+/Baa1

 Capital Auto Receivables Asset Trust/ Ally, 2.19%, 9/20/21

 125,532

 433,944

 AAA/NR

 CarMax Auto Owner Trust 2012-1, 0.89%, 9/15/16

 434,979

 438,518

 0.88

 AA/Baa3

 Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/25/35

 437,920

 1,172,146

 0.33

 BB+/Ba1

 Carrington Mortgage Loan Trust Series 2006-OPT1, Floating Rate Note, 2/25/36

 1,107,933

 459,206

 0.77

 AA/A2

 CDC Mortgage Capital Trust 2002-HE1, Floating Rate Note, 1/25/33

 444,108

 712,022

 AAA/Aaa

 Centerpoint Energy Transition Bond Co II LLC, 5.17%, 8/1/19

 760,823

 138,075

 0.69

 AAA/A3

 Chase Funding Trust Series 2003-3, Floating Rate Note, 4/25/33

 135,591

 750,000

 0.57

 NR/Aaa

 Chesapeake Funding LLC, Floating Rate Note, 3/7/26

 750,000

 154,680

 0.60

 NR/Aaa

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 154,916

 250,000

 2.00

 NR/Baa2

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 251,826

 422,858

 0.35

 A/Baa1

 Citigroup Mortgage Loan Trust 2006-SHL1, Floating Rate Note, 11/25/45 (144A)

 406,986

 65,641

 1.17

 BBB-/B1

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/34

 60,500

 525,000

 0.75

 NR/Aaa

 CNH Wholesale Master Note Trust, Floating Rate Note, 8/15/19 (144A)

 526,872

 700,000

 2.00

 NR/A2

 Colony American Homes 2014-1, Floating Rate Note, 5/17/31

 697,560

 297,329

 AAA/A3

 Conseco Finance Corp., 7.55%, 4/15/32 (Step)

 303,844

 9,907

 6.69

 AAA/Aaa

 Conseco Finance Corp., Floating Rate Note, 11/15/32

 9,915

 867,166

 1.65

 AAA/A3

 Conseco Finance Home Equity Loan Trust 2002-C, Floating Rate Note, 5/15/32

 847,003

 67,611

 0.52

 AA+/A1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 66,583

 154,243

 0.93

 AAA/Aa3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/34

 149,925

 103,726

 0.74

 BBB/NR

 Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/35 (144A)

 102,123

 61,216

 5.15

 BB+/Ba2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/33

 61,777

 346,796

 5.07

 BB+/Ba2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36

 353,508

 384,528

 1.05

 A+/A3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/35

 380,554

 160,302

 0.97

 A+/Baa1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/36

 159,404

 72,222

 0.33

 B-/B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/36

 69,063

 244,237

 0.59

 A+/A3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/35

 244,024

 612,738

 0.70

 AAA/NR

 Countrywide Asset-Backed Certificates, Floating Rate Note, 9/25/34 (144A)

 581,142

 497,018

 A/A2

 CPS Auto Receivables Trust 2013-A, 1.89%, 6/15/20 (144A)

 499,517

 103,643

 AA-/A1

 CPS Auto Receivables Trust 2013-B, 1.82%, 9/15/20 (144A)

 103,953

 189,428

 AA-/Aa3

 CPS Auto Receivables Trust 2014-A, 1.21%, 8/15/18

 189,529

 1,000,000

 AAA/NR

 Credit Acceptance Auto Loan Trust 2013-2, 1.5%, 4/15/21 (144A)

 1,008,417

 208,333

 A/NR

 Cronos Containers Program, Ltd., 3.81%, 9/18/27 (144A)

 210,689

 588,296

 A+/NR

 Diamond Resorts Owner Trust 2013-2, 2.62%, 3/1/24

 593,973

 62,177

 AA/NR

 Direct Capital Funding V LLC, 1.673%, 12/20/17 (144A)

 62,177

 750,000

 BBB/NR

 Direct Capital Funding V LLC, 4.83%, 11/20/20 (144A)

 767,774

 500,000

 AAA/Aaa

 Discover Card Execution Note Trust, 0.81%, 8/15/17

 501,632

 629,000

 AA/NR

 DT Auto Owner Trust 2013-1, 1.67%, 2/15/19 (144A)

 631,929

 523,528

 1.05

 B-/Caa3

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/28/37 (144A)

 511,070

 412,069

 0.89

 AAA/Aaa

 Equity One Mortgage Pass-Through Trust 2003-1, Floating Rate Note, 8/25/33

 404,328

 460,229

 4.14

 AAA/Aaa

 Equity One Mortgage Pass-Through Trust 2004-1, Floating Rate Note, 4/25/34

 470,402

 486,710

 4.62

 AAA/Aa1

 Equity One Mortgage Pass-Through Trust 2004-2, Floating Rate Note, 7/25/34

 496,503

 215,489

 0.47

 AA+/A1

 Equity One Mortgage Pass-Through Trust 2004-3, Floating Rate Note, 7/25/34

 184,745

 400,000

 AA/NR

 Exeter Automobile Receivables Trust 2014-2, 1.42%, 8/15/18

 399,984

 504,128

 2.15

 NR/NR

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/23

 516,243

 206,204

 0.45

 NR/Aaa

 FHLMC Structured Pass Through Securities, Floating Rate Note, 12/25/29

 201,317

 148,058

 1.23

 BB+/B1

 Fieldstone Mortgage Investment Trust Series 2005-1, Floating Rate Note, 3/25/35

 143,866

 347,918

 1.65

 BBB/Ba3

 First Franklin Mortgage Loan Trust 2002-FFA, Floating Rate Note, 9/25/32

 337,224

 469,541

 0.95

 B+/B2

 First Franklin Mortgage Loan Trust 2003-FFC, Floating Rate Note, 11/25/32

 457,363

 412,097

 0.66

 NR/Baa1

 First Franklin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35

 404,306

 80,989

 AAA/NR

 First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)

 81,368

 200,000

 A/NR

 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)

 200,619

 496,120

 AAA/NR

 First Investors Auto Owner Trust 2013-2, 1.23%, 3/15/19 (144A)

 498,499

 1,573,826

 0.55

 AA+/Aa2

 First NLC Trust 2005-2, Floating Rate Note, 9/25/35

 1,544,531

 433,878

 0.38

 AA/A2

 Flagstar Home Equity Loan Trust 2005-1, Floating Rate Note, 6/25/18 (144A)

 424,097

 229,085

 AAA/NR

 Ford Credit Auto Owner Trust 2013-C, 0.55%, 4/15/16

 229,253

 688,678

 1.60

 NR/Baa1

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 11/25/23

 695,158

 15,513

 0.61

 AA+/A3

 Fremont Home Loan Trust 2005-2, Floating Rate Note, 6/25/35

 15,505

 166,708

 0.52

 BBB+/Aa1

 GE Business Loan Trust 2003-2, Floating Rate Note, 11/15/31 (144A)

 158,256

 517,626

 0.44

 AA/Aa2

 GE Business Loan Trust 2004-1, Floating Rate Note, 5/15/32 (144A)

 499,570

 868,213

 0.33

 A/Aa3

 GE Business Loan Trust 2006-2, Floating Rate Note, 11/15/34 (144A)

 816,333

 300,000

 NR/Aaa

 GE Capital Credit Card Master Note Trust, 1.03%, 1/15/18

 300,965

 256,000

 0.59

 NR/Aaa

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17

 256,596

 196,178

 NR/Aaa

 GE Equipment Small Ticket LLC Series 2013-1, 0.73%, 1/25/16 (144A)

 196,501

 480,000

 NR/Aaa

 GE Equipment Transportation LLC Series 2013-2, 0.61%, 6/24/16

 480,458

 611,232

 A/NR

 Global Container Assets 2013-1, Ltd., 2.2%, 11/5/28 (144A)

 617,237

 204,167

 A/NR

 Global SC Finance II SRL, 4.11%, 7/19/27 (144A)

 205,199

 627,717

 NR/NR

 GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)

 628,646

 500,000

 1.00

 AAA/Aaa

 Gracechurch Card Funding Plc, Floating Rate Note, 5/15/19 (144A)

 507,125

 300,000

 0.85

 AAA/Aaa

 Gracechurch Card Funding Plc, Floating Rate Note, 6/15/17 (144A)

 301,440

 222,835

 0.82

 A+/NR

 GreenPoint Mortgage Funding Trust 2005-HE1, Floating Rate Note, 9/25/34

 219,879

 55,749

 0.59

 A+/Baa3

 GreenPoint Mortgage Funding Trust 2005-HE4, Floating Rate Note, 7/25/30

 55,384

 224,063

 0.40

 B+/B3

 GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35

 222,872

 367,976

 0.58

 BBB+/Ba3

 GSAA Trust, Floating Rate Note, 6/25/35

 351,707

 340,694

 0.87

 AAA/Aaa

 GSAMP Trust 2004-HE2, Floating Rate Note, 9/25/34

 325,115

 127,865

 0.90

 AA+/Ba1

 GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34

 125,192

 594,530

 0.45

 A/NR

 GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)

 587,806

 263,185

 1.50

 BBB+/Baa3

 GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33

 252,510

 197,230

 0.45

 AA+/A3

 GSRPM Mortgage Loan Trust 2006-1, Floating Rate Note, 3/25/35 (144A)

 191,633

 211,152

 0.45

 A+/Baa1

 GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 199,105

 92,906

 NR/A2

 Hercules Capital Funding Trust 2012-1, 3.32%, 12/16/17 (144A)

 93,196

 300,000

 0.55

 NR/Aaa

 Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/28 (144A)

 300,000

 1,045,000

 AAA/NR

 HLSS Servicer Advance Receivables Trust, 1.4953%, 1/16/46 (144A)

 1,046,150

 250,000

 AA/NR

 HLSS Servicer Advance Receivables Trust, 1.7436%, 1/16/46 (144A)

 249,425

 350,000

 BBB/NR

 HLSS Servicer Advance Receivables Trust, 4.94%, 10/15/45 (144A)

 358,855

 35,190

 0.81

 AA/A1

 Home Equity Asset Trust 2005-3, Floating Rate Note, 8/25/35

 35,127

 84,176

 0.32

 BB+/A2

 Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36

 82,273

 592,670

 0.26

 CCC/Ba1

 Home Equity Asset Trust 2006-8, Floating Rate Note, 3/25/37

 581,258

 306,777

 BB+/B1

 Home Equity Mortgage Trust, 5.821%, 4/25/35 (Step)

 306,404

 583,971

 1.29

 NR/Ba1

 Home Equity Mortgage Trust, Floating Rate Note, 7/25/35

 574,634

 109,585

 A+/Baa1

 Home Loan Trust 2003-HI1, 5.77%, 4/25/28 (Step)

 113,563

 272,986

 0.57

 NR/Baa1

 HomeBanc Mortgage Trust 2005-2, Floating Rate Note, 5/25/25

 268,045

 581,179

 0.61

 AAA/Aaa

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 1/25/35

 576,163

 350,000

 AAA/Aaa

 Honda Auto Receivables 2011-2 Owner Trust, 1.55%, 8/18/17

 351,070

 229,552

 AAA/NR

 Honda Auto Receivables 2012-2 Owner Trust, 0.7%, 2/16/16

 229,928

 125,677

 AAA/NR

 Honda Auto Receivables 2013-1 Owner Trust, 0.35%, 6/22/15

 125,676

 419,483

 NR/A2

 Horizon Funding Trust 2013-1, 3.0%, 5/15/18 (144A)

 420,269

 1,005,000

 0.39

 AAA/Aa1

 HSBC Home Equity Loan Trust USA 2006-3, Floating Rate Note, 3/20/36

 994,588

 129,704

 0.34

 BBB+/Ba2

 HSI Asset Securitization Corp. Trust 2006-OPT1, Floating Rate Note, 12/25/35

 126,573

 164,837

 1.15

 AA-/NR

 Hyundai Capital Auto Funding VIII, Ltd., Floating Rate Note, 9/20/16 (144A)

 164,837

 750,000

 2.10

 NR/A2

 Invitation Homes 2013-SFR1 Trust, Floating Rate Note, 12/17/30

 752,304

 157,622

 NR/Baa1

 Irwin Home Equity Loan Trust 2005-1, 5.32%, 6/25/35 (Step)

 154,573

 322,976

 1.65

 A+/A3

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 318,806

 157,917

 3.15

 A/Baa2

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 158,410

 235,633

 4.65

 BBB/Ba2

 Irwin Whole Loan Home Equity Trust 2003-D, Floating Rate Note, 11/25/28

 230,445

 56,476

 0.49

 BB/A2

 IXIS Real Estate Capital Trust 2005-HE4, Floating Rate Note, 2/25/36

 55,008

 214,766

 0.30

 BB/Baa3

 JP Morgan Mortgage Acquisition Trust 2006-ACC1, Floating Rate Note, 5/25/36

 210,300

 195,000

 NR/Aaa

 Leaf Receivables Funding 8 LLC, 1.55%, 11/15/17 (144A)

 196,281

 1,049,736

 0.60

 AAA/A2

 Lehman ABS Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 6/15/33

 1,019,256

 235,872

 0.40

 A+/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)

 209,290

 487,982

 0.77

 AAA/Aa1

 Long Beach Mortgage Loan Trust 2003-4, Floating Rate Note, 8/25/33

 450,911

 314,383

 2.40

 A+/A3

 Madison Avenue Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 3/25/32

 314,106

 500,722

 BBB/NR

 Marriott Vacation Club Owner Trust 2012-1, 3.5%, 5/20/30 (144A)

 515,914

 10,891

 0.52

 AA+/Aa3

 Mastr Asset Backed Securities Trust 2005-WF1, Floating Rate Note, 6/25/35

 10,800

 84,072

 0.82

 AA+/A3

 Mastr Asset Backed Securities Trust 2005-WMC1, Floating Rate Note, 3/25/35

 83,698

 763,784

 0.38

 BB+/Baa2

 Mastr Asset Backed Securities Trust 2006-AB1, Floating Rate Note, 2/25/36

 748,508

 261,927

 0.34

 B-/Ba1

 Mastr Asset Backed Securities Trust 2006-NC1, Floating Rate Note, 1/25/36

 256,698

 342,590

 0.45

 A/NR

 Mastr Specialized Loan Trust, Floating Rate Note, 1/25/36 (144A)

 322,687

 676,200

 0.61

 AAA/Aa2

 Morgan Stanley ABS Capital I Inc Trust 2004-SD3, Floating Rate Note, 6/25/34 (144A)

 671,016

 364,315

 0.88

 AA-/Baa3

 Morgan Stanley ABS Capital I Inc Trust 2005-WMC5, Floating Rate Note, 6/25/35

 361,099

 389,040

 0.78

 AA/A3

 Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, Floating Rate Note, 3/25/35

 384,331

 488,171

 0.47

 A+/Baa1

 Morgan Stanley Home Equity Loan Trust 2005-4, Floating Rate Note, 9/25/35

 471,864

 333,967

 0.65

 AAA/NR

 Motor 2013-1 Plc, Floating Rate Note, 2/25/21 (144A)

 333,857

 550,000

 AAA/NR

 Nationstar Agency Advance Funding Trust 2013-T1A, 0.997%, 2/15/45 (144A)

 549,038

 464,000

 AAA/NR

 Nationstar Mortgage Advance Receivables Trust 2013-T2, 1.679%, 6/20/46 (144A)

 463,768

 160,000

 A/NR

 Nationstar Mortgage Advance Receivables Trust 2013-T2, 2.19%, 6/20/46 (144A)

 159,168

 510,000

 0.82

 NR/Aaa

 Navistar Financial Dealer Note Master Trust, Floating Rate Note, 1/25/18 (144A)

 510,068

 650,000

 NR/Baa2

 Navitas Equipment Receivables LLC 2013-1, 3.63%, 2/15/17

 650,579

 334,713

 0.85

 AAA/Aaa

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 327,336

 240,000

 0.42

 NR/Aaa

 Nissan Auto Lease Trust 2013-B, Floating Rate Note, 1/15/16

 240,233

 295,779

 0.91

 BBB-/Ba2

 NovaStar Mortgage Funding Trust Series 2003-1, Floating Rate Note, 5/25/33

 275,162

 560,000

 1.72

 AA-/Baa1

 NovaStar Mortgage Funding Trust Series 2004-3, Floating Rate Note, 12/25/34

 524,677

 1,457,000

 1.80

 AA/A1

 NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35

 1,430,127

 168,432

 1.23

 AA/Aa3

 NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35

 168,432

 467,601

 0.41

 AA+/Aa3

 Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35

 459,499

 317,073

 1.27

 NR/Baa1

 Option One Woodbridge Loan Trust 2002-1, Floating Rate Note, 9/25/14 (144A)

 313,010

 339,767

 NR/NR

 Orange Lake Timeshare Trust 2012-A, 4.87%, 3/10/27 (144A)

 350,308

 230,843

 5.46

 AAA/Aa3

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 237,705

 250,000

 5.41

 AAA/A1

 Origen Manufactured Housing Contract Trust 2005-A, Floating Rate Note, 6/15/36

 258,070

 95,845

 NR/A2

 Oxford Finance Funding Trust 2012-1, 3.9%, 3/15/17 (144A)

 96,563

 660,000

 1.27

 A+/Baa1

 Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MHQ, Floating Rate Note, 12/25/34

 653,778

 138,075

 1.08

 AA+/A3

 Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WCW2, Floating Rate Note, 10/25/34

 138,033

 476,639

 0.52

 BBB+/Baa2

 Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4, Floating Rate Note, 9/25/35

 471,168

 25,368

 0.90

 AA+/Baa3

 People's Choice Home Loan Securities Trust Series 2005-3, Floating Rate Note, 8/25/35

 25,293

 750,000

 0.75

 AAA/Aaa

 PFS Financing Corp., Floating Rate Note, 2/15/19 (144A)

 750,994

 400,000

 AAA/NR

 PFS Tax Lien Trust 2014-1, 1.44%, 5/15/29

 400,120

 502,368

 BB-/Ba1

 Popular ABS Mortgage Pass-Through Trust 2004-4, 4.88041%, 9/25/34 (Step)

 481,287

 1,000,000

 NR/NR

 Progreso Receivables Funding I LLC, 4.0%, 7/9/18 (144A)

 1,003,750

 1,148,557

 0.81

 AA/A1

 Quest Trust, Floating Rate Note, 3/25/34 (144A)

 1,118,358

 387,222

 1.10

 A+/A2

 RAAC Series 2005-RP1 Trust, Floating Rate Note, 7/25/37 (144A)

 381,843

 327,446

 0.80

 AA/Aa2

 RAAC Series 2005-RP2 Trust, Floating Rate Note, 6/25/35 (144A)

 325,032

 452,346

 0.40

 B/Baa2

 RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)

 438,504

 601,127

 5.06

 AA+/Baa3

 RAMP Series 2003-RS9 Trust, Floating Rate Note, 10/25/33

 590,238

 29,456

 0.49

 NR/A1

 RAMP Series 2005-RS5 Trust, Floating Rate Note, 5/25/35

 29,340

 208,727

 0.65

 AA+/A1

 RAMP Series 2005-RS6 Trust, Floating Rate Note, 6/25/35

 205,693

 42,977

 0.41

 AA+/A1

 RAMP Series 2005-RZ4 Trust, Floating Rate Note, 11/25/35

 42,912

 15,514

 0.63

 AA+/Aa3

 RASC Series 2005-EMX2 Trust, Floating Rate Note, 7/25/35

 15,306

 118,309

 0.59

 AA+/A1

 RASC Series 2005-KS7 Trust, Floating Rate Note, 8/25/35

 117,759

 59,737

 0.37

 BBB+/A3

 RASC Series 2006-KS1 Trust, Floating Rate Note, 2/25/36

 59,384

 500,000

 NR/NR

 RESI MAC 2014-1A, Floating Rate Note, 6/12/19

 500,000

 165,097

 1.65

 NR/Baa3

 RFSC Series 2004-RP1 Trust, Floating Rate Note, 11/25/42 (144A)

 164,451

 69,624

 0.91

 A+/Ba2

 SACO I Trust 2005-8, Floating Rate Note, 11/25/35

 69,327

 54,264

 NR/Aaa

 Santander Drive Auto Receivables Trust 2011-2, 2.66%, 1/15/16

 54,360

 125,000

 A/Aaa

 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18

 128,541

 395,836

 0.70

 AA/A3

 SASCO Mortgage Loan Trust 2005-GEL1, Floating Rate Note, 12/25/34

 385,424

 209,388

 0.43

 AAA/Aa1

 SASCO Mortgage Loan Trust 2005-GEL2, Floating Rate Note, 4/25/35

 205,711

 161,527

 2.62

 A+/Ba2

 SASCO Mortgage Pass-Through Certificates Series 2004-S4, Floating Rate Note, 12/25/34

 161,330

 471,000

 0.61

 A+/A3

 Saxon Asset Securities Trust 2005-3, Floating Rate Note, 11/25/35

 460,610

 574,827

 0.38

 AA+/Aa1

 Saxon Asset Securities Trust 2005-4, Floating Rate Note, 11/25/37

 561,703

 476,033

 0.50

 A+/A2

 SBI Home Equity Loan Trust 2006-1, Floating Rate Note, 8/25/36 (144A)

 461,823

 532,722

 A+/NR

 Sierra Timeshare 2012-2 Receivables Funding LLC, 2.38%, 3/20/29 (144A)

 537,930

 596,005

 A+/NR

 Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)

 601,596

 76,888

 BBB/NR

 Sierra Timeshare 2013-1 Receivables Funding LLC, 2.39%, 11/20/29 (144A)

 77,562

 95,068

 BBB/NR

 Sierra Timeshare 2013-2 Receivables Funding LLC, 2.92%, 11/20/25

 96,511

 380,000

 0.98

 AAA/Aa1

 SLM Student Loan Trust 2004-10, Floating Rate Note, 4/27/26 (144A)

 382,365

 500,000

 0.58

 NR/Aaa

 SMART Trust/Australia, Floating Rate Note, 1/14/17

 500,033

 105,925

 0.48

 NR/Aaa

 SMART Trust/Australia, Floating Rate Note, 6/14/15

 105,938

 750,000

 0.45

 NR/Aaa

 SMART Trust/Australia, Floating Rate Note, 7/14/16

 750,000

 143,086

 AAA/NR

 SNAAC Auto Receivables Trust 2013-1, 1.14%, 7/16/18 (144A)

 143,252

 460,000

 AA+/NR

 SNAAC Auto Receivables Trust, 4.38%, 6/15/17 (144A)

 468,401

 119,785

 0.93

 AA/Baa3

 Soundview Home Loan Trust 2005-3, Floating Rate Note, 6/25/35

 118,343

 256,990

 0.41

 BB+/NR

 Soundview Home Loan Trust 2005-OPT4, Floating Rate Note, 12/25/35

 248,890

 423,974

 0.55

 B/NR

 Southern Pacific Secured Asset Corp., Floating Rate Note, 3/25/28

 330,120

 790,207

 0.45

 BBB+/Ba2

 Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36

 749,502

 1,200,000

 A/NR

 Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)

 1,207,604

 500,000

 A/NR

 Springleaf Funding Trust 2014-A, 2.41%, 12/25/22 (144A)

 501,054

 707,849

 NR/NR

 Stanwich Mortgage Loan Trust, 2.9814%, 2/16/43 (144A)

 713,901

 335,720

 A+/NR

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 365,079

 719,331

 0.87

 A/A3

 Structured Asset Investment Loan Trust 2005-6, Floating Rate Note, 7/25/35

 712,285

 90,960

 0.51

 AA+/Aa2

 Structured Asset Securities Corp. Mortgage Loan Trust 2005-WF4, Floating Rate Note, 11/25/35

 90,642

 19,387

 0.26

 BBB+/A3

 Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC4, Floating Rate Note, 12/25/36

 19,364

 961,792

 A+/NR

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 966,686

 400,000

 A/NR

 TAL Advantage V LLC, 1.7%, 5/20/39 (144A)

 400,250

 163,213

 1.09

 AA+/A1

 Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34

 158,680

 182,449

 0.60

 AA+/A2

 Terwin Mortgage Trust Series TMTS 2005-10HE, Floating Rate Note, 6/25/36

 177,666

 133,713

 AA/A2

 Terwin Mortgage Trust Series TMTS 2005-14HE, 4.8492%, 8/25/36 (Step)

 138,205

 425,000

 2.55

 AAA/Aaa

 Trafigura Securitisation Finance Plc, Floating Rate Note, 10/15/15 (144A)

 429,632

 398,177

 AA+/NR

 United Auto Credit Securitization Trust 2012-1, 1.87%, 9/15/15 (144A)

 398,615

 600,000

 BBB/NR

 United Auto Credit Securitization Trust 2012-1, 3.12%, 3/15/18 (144A)

 604,731

 825,000

 AA/NR

 United Auto Credit Securitization Trust 2013-1, 1.74%, 4/15/16 (144A)

 828,750

 100,000

 0.83

 AAA/Aaa

 Volkswagen Credit Auto Master Owner Trust, Floating Rate Note, 9/20/16 (144A)

 100,137

 415,000

 AAA/Aaa

 Volvo Financial Equipment LLC Series 2014-1, 0.54%, 11/15/16 (144A)

 415,075

 182,549

 0.89

 AA+/A2

 Wachovia Mortgage Loan Trust Series 2005-WMC1, Floating Rate Note, 10/25/35

 179,968

 77,516

 0.53

 AA+/NR

 Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35

 76,372

 161,174

 A/NR

 Westgate Resorts 2012-2 LLC, 3.0%, 1/20/25 (144A)

 162,535

 197,149

 NR/NR

 Westgate Resorts 2012-A LLC, 2.25%, 8/20/25 (144A)

 197,395

 273,969

 NR/NR

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 276,218

 136,585

 A/NR

 Westgate Resorts LLC, 2.5%, 3/20/25 (144A)

 137,267

 150,000

 AAA/NR

 Westlake Automobile Receivables Trust 2013-1, 1.12%, 1/15/18 (144A)

 150,455

 246,855

 0.66

 AA/Ba2

 WMC Mortgage Loan Trust 1998-B, Floating Rate Note, 10/20/29

 239,179

 950,000

 0.53

 AAA/NR

 World Financial Network Credit Card Master Trust, Floating Rate Note, 2/15/19

 951,319

 TOTAL ASSET BACKED SECURITIES

 (Cost $96,563,099)

 $

 96,832,538

 COLLATERALIZED MORTGAGE OBLIGATIONS - 39.0%

 583,180

 NR/NR

 A10 Securitization 2013-1 LLC, 2.4%, 11/15/25 (144A)

 $

 586,378

 1,085,000

 NR/NR

 A10 Term Asset Financing 2013-2 LLC, 2.62%, 11/15/27 (144A)

 1,087,328

 250,000

 0.95

 AA-/Aa1

 ACA CLO 2006-2, Ltd., Floating Rate Note, 1/20/21 (144A)

 243,970

 500,000

 0.46

 AA+/Aaa

 ACAS CLO 2007-1, Ltd., Floating Rate Note, 4/20/21

 491,356

 700,000

 0.00

 AAA/NR

 Acis CLO, Ltd., Floating Rate Note, 5/1/26

 700,000

 284,748

 0.93

 AAA/A1

 Adjustable Rate Mortgage Trust 2005-2, Floating Rate Note, 6/25/35

 279,249

 332,710

 0.43

 A+/Baa2

 Adjustable Rate Mortgage Trust 2005-5, Floating Rate Note, 9/25/35

 309,260

 159,392

 0.60

 CCC/NR

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 151,153

 220,723

 BB-/B2

 Alternative Loan Trust 2003-J1, 4.75%, 10/25/33

 226,058

 110,277

 0.60

 BBB+/Baa1

 Alternative Loan Trust 2004-18CB, Floating Rate Note, 9/25/34

 110,817

 232,453

 BB+/Ba2

 Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34

 237,635

 1,322,801

 0.59

 A+/Baa3

 Alternative Loan Trust 2005-J4, Floating Rate Note, 7/25/35

 1,279,205

 307,449

 AAA/Aaa

 American Home Mortgage Investment Trust 2004-3, 5.01%, 10/25/34 (Step)

 316,924

 218,974

 2.32

 AA+/Ba1

 American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45

 221,340

 849,087

 0.44

 AA/NR

 ASG Resecuritization Trust 2010-3, Floating Rate Note, 12/28/45 (144A)

 819,315

 189,738

 0.60

 NR/A3

 Banc of America Alternative Loan Trust 2003-10, Floating Rate Note, 12/25/33

 189,956

 128,081

 NR/B3

 Banc of America Alternative Loan Trust 2004-2, 5.5%, 3/25/19

 131,177

 177,883

 NR/B2

 Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/34

 180,323

 137,057

 BBB+/NR

 Banc of America Funding 2003-3 Trust, 5.5%, 10/25/33

 142,169

 591,113

 0.51

 AA+/Baa2

 Banc of America Funding 2004-B Trust, Floating Rate Note, 12/20/34

 579,878

 650,000

 1.25

 A-/Aaa

 Banc of America Large Loan Trust 2007-BMB1, Floating Rate Note, 8/15/29 (144A)

 649,743

 1,320,693

 5.12

 AAA/Aaa

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 10/10/45

 1,378,717

 22,709

 5.33

 AAA/Aaa

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 6/10/39

 22,696

 618,381

 4.86

 AAA/Aaa

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 7/10/43

 633,966

 1,780,000

 5.18

 AAA/Aaa

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 9/10/47

 1,867,718

 296,101

 2.77

 BBB/NR

 Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33

 299,637

 1,219,144

 2.78

 NR/Baa3

 Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33

 1,212,409

 16,124

 B-/NR

 Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19

 16,379

 1,583,898

 NR/Caa2

 Bayview Commercial Asset Trust, 3.52691%, 9/25/37 (Step) (144A) (d)

 104,854

 2,228,084

 NR/Caa2

 Bayview Commercial Asset Trust, 4.12687%, 7/25/37 (Step) (144A) (d)

 12,923

 833,521

 0.52

 AAA/Aa2

 Bayview Commercial Asset Trust, Floating Rate Note, 1/25/35 (144A)

 769,094

 486,500

 0.51

 AA+/Aa3

 Bayview Commercial Asset Trust, Floating Rate Note, 4/25/34 (144A)

 454,607

 578,172

 NR/NR

 Bayview Opportunity Master Fund IIA Trust 2012-4NPL, 3.9496%, 1/28/34 (Step)

 579,456

 817,991

 2.94

 NR/NR

 BCAP LLC 2009-RR13-I Trust, Floating Rate Note, 9/26/35 (144A)

 842,869

 413,523

 2.67

 NR/NR

 BCAP LLC 2013-RR3 Trust, Floating Rate Note, 5/26/36 (144A)

 416,815

 437,169

 0.99

 AA+/Baa1

 Bear Stearns ALT-A Trust 2004-11, Floating Rate Note, 11/25/34

 429,535

 701,766

 0.85

 AA+/Baa1

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 681,692

 426,653

 0.99

 A+/Baa3

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 387,705

 1,200,490

 0.99

 AA+/Baa1

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 1,168,433

 525,570

 0.85

 AAA/A3

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 514,203

 105,573

 0.89

 AA+/Baa1

 Bear Stearns ALT-A Trust 2004-13, Floating Rate Note, 11/25/34

 105,598

 970,892

 0.75

 A+/Ba1

 Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34

 933,397

 304,008

 2.50

 BBB+/Baa2

 Bear Stearns ARM Trust 2003-3, Floating Rate Note, 5/25/33

 307,154

 116,653

 5.11

 BBB/B2

 Bear Stearns ARM Trust 2004-10, Floating Rate Note, 1/25/35

 118,214

 99,002

 19.30

 BBB+/B3

 Bear Stearns ARM Trust 2004-3, Floating Rate Note, 7/25/34

 98,371

 137,534

 3.43

 BBB/Ba1

 Bear Stearns ARM Trust 2004-9, Floating Rate Note, 11/25/34

 138,742

 150,000

 5.21

 NR/Ba1

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 151,550

 415,000

 NR/A3

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.75%, 6/11/41

 428,194

 1,160,000

 4.99

 BBB+/Baa2

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, Floating Rate Note, 9/11/42

 1,203,763

 1,002,718

 4.93

 NR/Aaa

 Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18, Floating Rate Note, 2/13/42

 1,024,212

 138,039

 2.60

 NR/A3

 Bear Stearns Mortgage Securities, Inc., Floating Rate Note, 6/25/30

 141,467

 394,535

 0.85

 AA+/Baa3

 Bella Vista Mortgage Trust 2004-1, Floating Rate Note, 11/20/34

 382,207

 430,000

 1.90

 AA-/NR

 Boca Hotel Portfolio Trust 2013-BOCA, Floating Rate Note, 8/15/26 (144A)

 430,918

 614,861

 0.50

 AAA/Aaa

 Castle Garden Funding, Floating Rate Note, 10/27/20 (144A)

 611,221

 552,396

 NR/NR

 Cendant Mortgage Corp., 6.25%, 3/25/32 (144A)

 576,059

 310,000

 0.00

 AA-/NR

 CGBAM Commercial Mortgage Trust 2014-HD, Floating Rate Note, 2/15/31

 310,000

 1,090,000

 2.05

 AA-/NR

 CGWF Commercial Mortgage Trust 2013-RKWH, Floating Rate Note, 11/15/30 (144A)

 1,094,623

 104,431

 NR/B2

 Chase Mortgage Finance Trust Series 2005-S1, 5.5%, 5/25/35

 107,311

 724,768

 A/NR

 CHL Mortgage Pass-Through Trust 2002-J4, 5.5%, 10/25/32

 731,663

 173,372

 4.95

 BBB+/Ba3

 CHL Mortgage Pass-Through Trust 2004-14, Floating Rate Note, 8/25/34

 174,026

 1,021,722

 0.69

 AA+/Baa1

 CHL Mortgage Pass-Through Trust 2004-29, Floating Rate Note, 2/25/35

 967,970

 126,209

 NR/Caa1

 CHL Mortgage Pass-Through Trust 2005-19, 5.5%, 8/25/35

 124,801

 549,892

 NR/Ba2

 Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-7, 5.0%, 10/25/35

 567,075

 580,444

 0.36

 A/Aaa

 Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)

 575,416

 516,259

 1.15

 AA+/NR

 Citigroup Mortgage Loan Trust 2010-7, Floating Rate Note, 9/25/37 (144A)

 516,111

 106,837

 NR/A3

 Citigroup Mortgage Loan Trust, Inc., 7.0%, 9/25/33

 110,562

 148,275

 5.50

 CC/NR

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/35 (d)

 17,454

 228,646

 2.70

 CC/NR

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 4/25/35

 180,109

 317,316

 0.75

 AA+/Aaa

 CNL Commercial Mortgage Loan Trust 2002-1, Floating Rate Note, 10/25/28 (144A)

 305,417

 597,332

 0.65

 A+/A2

 CNL Commercial Mortgage Loan Trust 2003-1, Floating Rate Note, 5/15/31 (144A)

 541,584

 110,677

 0.59

 A+/A2

 CNL Commercial Mortgage Loan Trust 2003-2, Floating Rate Note, 10/25/30 (144A)

 94,700

 58,447

 1.20

 AA+/Aaa

 Collateralized Mortgage Obligation Trust 44, Floating Rate Note, 7/1/18

 58,865

 779,077

 0.28

 AA-/A1

 COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)

 776,149

 508,220

 0.32

 BBB/A1

 COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)

 506,274

 146,627

 0.33

 A+/A1

 COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)

 145,389

 912,181

 0.45

 BBB-/Baa2

 COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)

 901,182

 997,844

 1.67

 AAA/NR

 COMM 2013-FL3 Mortgage Trust, Floating Rate Note, 10/13/28 (144A)

 1,002,360

 1,850,000

 1.75

 NR/NR

 COMM 2014-TWC Mortgage Trust, Floating Rate Note, 2/13/32 (144A)

 1,850,742

 553,714

 2.09

 AAA/NR

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/17/26 (144A)

 557,729

 485,000

 4.80

 AAA/Aaa

 Commercial Mortgage Trust 2005-GG3, Floating Rate Note, 8/10/42

 490,658

 1,000,000

 4.89

 AA-/A2

 Commercial Mortgage Trust 2005-GG3, Floating Rate Note, 8/10/42

 1,018,131

 998,360

 NR/Baa1

 Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40

 1,067,174

 337,781

 A+/A3

 Credit Suisse First Boston Mortgage Securities 05-6, Floating Rate Note, 7/25/35

 328,974

 876,561

 AAA/Aaa

 Credit Suisse First Boston Mortgage Securities Corp., 4.686%, 7/15/37

 899,382

 189,828

 AAA/Aaa

 Credit Suisse First Boston Mortgage Securities Corp., 4.829%, 11/15/37

 191,657

 1,080,143

 AAA/A1

 Credit Suisse First Boston Mortgage Securities Corp., 4.832%, 4/15/37

 1,106,527

 500,000

 BBB/B1

 Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37

 507,640

 67,632

 BBB/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.25%, 10/25/19

 68,912

 49,121

 B-/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 49,019

 65,719

 AA+/A3

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 8/25/34

 66,186

 310,492

 BBB+/Baa3

 Credit Suisse First Boston Mortgage Securities Corp., 7.5%, 5/25/32

 321,266

 83,797

 2.57

 BBB+/Ba2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33

 83,799

 1,466,406

 5.23

 AAA/Aaa

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/15/40

 1,533,297

 41,505

 1.50

 AA+/A3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33

 41,525

 733,675

 5.01

 NR/Aaa

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 2/15/38

 745,622

 91,042

 5.11

 NR/Aaa

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 7/15/36

 91,027

 1,182,188

 5.10

 AAA/NR

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38

 1,220,053

 257,793

 0.32

 AAA/A1

 Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/15/21 (144A)

 257,098

 851,161

 2.65

 NR/NR

 Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 7/27/36 (144A)

 853,776

 319,028

 3.59

 NR/NR

 CSMC Trust 2010-16, Floating Rate Note, 6/25/50 (144A)

 318,621

 700,000

 0.00

 AA-/NR

 CSMC Trust 2014-SURF, Floating Rate Note, 2/15/29 (144A)

 701,254

 300,000

 1.45

 AA-/NR

 Del Coronado Trust 2013-DEL, Floating Rate Note, 3/15/26 (144A)

 299,674

 399,000

 2.10

 BBB-/NR

 Del Coronado Trust 2013-DEL, Floating Rate Note, 3/15/26 (144A)

 397,145

 723,000

 AAA/Aaa

 Extended Stay America Trust 2013-ESH, 1.2783%, 12/5/31 (144A)

 708,685

 200,000

 0.85

 AAA/Aaa

 Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)

 200,154

 200,000

 1.25

 AA-/NR

 Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)

 199,841

 3,648,178

 3.75

 AA+/Aa1

 Fannie Mae Grantor Trust 2001-T1, Floating Rate Note, 10/25/40

 3,492,156

 265,199

 2.21

 AA+/Aaa

 Fannie Mae Trust 2005-W4, Floating Rate Note, 6/25/35

 271,265

 479,443

 0.41

 AA+/Aaa

 Fannie Mae Whole Loan, Floating Rate Note, 11/25/46

 476,021

 860,920

 NR/NR

 FDIC 2010-R1 Trust, 2.184%, 5/25/50 (144A)

 866,597

 112,826

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, 3.5%, 10/15/18

 117,452

 191,554

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, 3.5%, 6/15/28

 196,134

 32,711

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, 4.0%, 12/15/22

 32,948

 11,585

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, 4.0%, 6/15/22

 11,586

 60,124

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34

 60,771

 105,260

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, 5.5%, 10/15/35

 107,961

 98,073

 0.45

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/36

 98,161

 1,265,915

 0.45

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/37

 1,264,208

 215,752

 0.35

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/20

 216,047

 328,512

 0.73

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37

 330,469

 263,706

 0.50

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36

 263,676

 122,761

 0.50

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36

 122,759

 59,364

 0.40

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36

 59,280

 628,842

 0.53

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/37

 630,032

 189,283

 0.55

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32

 189,846

 84,442

 0.55

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32

 84,682

 416,345

 0.47

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/35

 415,997

 638,798

 0.43

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/36

 637,457

 297,125

 0.85

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/39

 300,972

 299,895

 0.45

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/30

 299,696

 278,709

 1.15

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/32

 286,289

 309,974

 0.55

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33

 311,882

 187,167

 0.45

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36

 186,685

 205,809

 0.45

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/37

 205,231

 170,825

 0.45

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/39

 171,080

 439,439

 0.65

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/41

 440,276

 221,347

 0.70

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/42

 222,506

 209,669

 1.15

 AAA/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32

 215,418

 357,663

 1.15

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32

 367,806

 1,061,932

 0.55

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/38

 1,066,229

 899,491

 0.55

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/41

 901,167

 279,782

 0.70

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/27

 283,004

 169,530

 0.65

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/28

 171,420

 171,842

 0.45

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/36

 172,111

 566,306

 0.57

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/41

 567,523

 179,948

 0.55

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/36

 180,522

 370,431

 0.33

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/36

 370,696

 140,965

 0.55

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41

 141,233

 152,859

 0.57

 AAA/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36

 153,213

 370,827

 0.58

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/41

 371,727

 217,677

 0.55

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/23

 218,575

 283,510

 0.65

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36

 284,885

 136,949

 0.75

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/18

 138,214

 774,902

 0.45

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/25

 776,894

 352,885

 0.40

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/25

 352,915

 154,094

 0.35

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/26

 154,781

 105,891

 0.40

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35

 105,638

 325,004

 0.40

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/36

 324,070

 248,501

 0.45

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/26

 249,011

 237,640

 0.60

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/33

 238,498

 189,097

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 3.5%, 8/15/28

 196,989

 356,462

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 1/15/34

 374,023

 212,919

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 5/15/37

 216,074

 290,519

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 4/15/32

 293,815

 130,120

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 5.75%, 2/15/34

 131,116

 1,981,320

 0.65

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/15/33

 1,992,538

 260,458

 0.40

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/15/35

 260,636

 120,232

 0.47

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/15/36

 120,120

 358,931

 0.72

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 3/15/32

 363,282

 971,222

 0.54

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 3/15/41

 975,386

 966,960

 0.46

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/15/33

 971,262

 786,639

 0.50

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/15/36

 786,705

 985,981

 AA+/Aaa

 Federal National Mortgage Association 2004-T2, 3.342%, 7/25/43

 1,023,181

 705,833

 AA+/Aaa

 Federal National Mortgage Association 2006-48-T, 5.5%, 12/25/34

 725,387

 207,837

 AA+/Aaa

 Federal National Mortgage Association REMICS, 1.5%, 11/25/20

 208,571

 351,359

 AA+/Aaa

 Federal National Mortgage Association REMICS, 1.75%, 12/25/22

 355,606

 667,910

 AA+/Aaa

 Federal National Mortgage Association REMICS, 3.0%, 1/25/21

 693,008

 211,526

 AA+/Aaa

 Federal National Mortgage Association REMICS, 3.0%, 4/25/40

 218,456

 318,565

 AA+/Aaa

 Federal National Mortgage Association REMICS, 3.5%, 10/25/39

 332,608

 2,000,000

 AA+/Aaa

 Federal National Mortgage Association REMICS, 4.0%, 5/25/29

 2,119,922

 72,793

 AA+/Aaa

 Federal National Mortgage Association REMICS, 4.0%, 6/25/37

 73,319

 23,962

 AA+/Aaa

 Federal National Mortgage Association REMICS, 5.0%, 9/25/39

 25,026

 66,931

 AA+/Aaa

 Federal National Mortgage Association REMICS, 6.0%, 3/25/35

 68,311

 127,364

 AA+/Aaa

 Federal National Mortgage Association REMICS, 6.0%, 6/25/29

 141,151

 82,771

 0.80

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/18/32

 84,038

 390,082

 1.00

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/24

 392,055

 112,492

 0.65

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33

 113,382

 1,906,904

 0.50

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/34

 1,906,564

 217,163

 0.45

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35

 216,852

 525,465

 0.55

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/36

 526,806

 227,041

 1.37

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/38

 233,858

 1,375,920

 0.35

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/27/37

 1,372,607

 515,274

 1.15

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/18/32

 529,298

 355,563

 0.51

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36

 355,933

 572,595

 0.85

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/39

 578,612

 111,470

 0.55

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/18/32

 111,584

 191,483

 1.05

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/31

 196,158

 831,064

 0.65

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/32

 838,515

 347,717

 0.51

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/36

 347,837

 225,047

 0.77

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/37

 227,468

 280,049

 0.50

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33

 281,589

 211,042

 0.46

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/35

 210,841

 241,067

 0.40

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37

 240,176

 239,792

 0.35

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37

 238,533

 205,345

 0.60

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38

 206,068

 178,848

 0.65

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/24

 180,597

 309,603

 0.55

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34

 310,414

 247,858

 0.55

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34

 248,358

 311,268

 0.50

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/35

 311,789

 1,835,115

 0.45

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/36

 1,836,251

 270,442

 0.40

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 269,940

 328,219

 0.51

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 328,127

 161,213

 0.40

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 160,632

 370,725

 0.50

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 370,807

 710,069

 0.37

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/45

 708,596

 644,624

 1.05

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32

 659,429

 705,481

 1.15

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32

 725,513

 88,923

 0.55

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/34

 89,560

 380,465

 0.40

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/36

 379,518

 208,647

 0.40

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/37

 208,177

 764,908

 0.65

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/18/32

 773,419

 201,026

 0.55

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/17

 201,656

 116,555

 0.65

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/33

 117,448

 277,424

 0.50

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36

 277,427

 291,074

 0.55

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/37

 291,103

 387,078

 0.70

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40

 389,357

 723,492

 0.45

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/35

 723,145

 276,101

 0.60

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/36

 277,121

 316,503

 0.39

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 315,018

 112,937

 0.40

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 112,540

 400,963

 0.40

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 399,572

 212,949

 0.65

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/38

 214,186

 122,591

 0.55

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34

 123,340

 181,752

 0.45

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35

 181,257

 105,356

 0.40

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35

 105,655

 421,057

 1.05

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/38

 429,901

 523,608

 0.57

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/36

 525,927

 378,773

 0.45

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/40

 379,012

 623,334

 0.65

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/33

 626,996

 205,046

 0.50

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36

 205,144

 276,774

 0.72

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36

 279,315

 121,467

 0.60

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 121,998

 376,927

 0.72

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 379,389

 403,814

 0.73

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 407,537

 101,011

 0.72

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 101,686

 127,181

 0.70

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/39

 127,948

 500,726

 0.70

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/41

 505,117

 255,194

 AA+/Aaa

 Federal National Mortgage Association, 2.5%, 4/25/36

 261,167

 234,618

 AA+/Aaa

 Federal National Mortgage Association, 2.674%, 4/25/45

 249,326

 1,015,975

 AA+/Aaa

 Federal National Mortgage Association, 2.815%, 7/25/42

 979,369

 321,886

 AA+/Aaa

 Federal National Mortgage Association, 3.0%, 6/25/39

 330,181

 659,616

 AA+/Aaa

 Federal National Mortgage Association, 3.5%, 1/25/24

 673,501

 352,749

 AA+/Aaa

 Federal National Mortgage Association, 3.5%, 3/25/28

 362,692

 332,078

 AA+/Aaa

 Federal National Mortgage Association, 3.5%, 7/25/24

 344,823

 243,405

 AA+/Aaa

 Federal National Mortgage Association, 4.5%, 3/25/37

 247,955

 1,187,253

 AA+/Aaa

 Federal National Mortgage Association, 4.5%, 6/25/40

 1,270,051

 369,937

 AA+/Aaa

 Federal National Mortgage Association, 4.5%, 8/25/27

 377,637

 451,160

 AA+/Aaa

 Federal National Mortgage Association, 5.0%, 6/25/32

 456,822

 379,120

 AA+/Aaa

 Federal National Mortgage Association, 5.0%, 7/25/32

 388,891

 310,467

 AA+/Aaa

 Federal National Mortgage Association, 5.0%, 8/25/22

 314,820

 426,861

 1.00

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 2/25/23

 435,255

 543,667

 0.50

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 3/25/36

 543,622

 1,115,774

 0.65

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 4/25/33

 1,121,296

 474,866

 0.65

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 6/25/32

 479,510

 908,618

 0.55

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 6/25/36

 910,544

 1,178,213

 0.55

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 6/25/36

 1,177,806

 402,607

 0.45

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 8/25/35

 401,625

 61,039

 2.59

 BBB+/NR

 First Horizon Mortgage Pass-Through Trust 2004-AR1, Floating Rate Note, 2/25/34

 60,943

 65,733

 2.57

 NR/B2

 First Horizon Mortgage Pass-Through Trust 2004-AR5, Floating Rate Note, 10/25/34

 65,182

 380,945

 0.47

 AAA/Aaa

 Foothill CLO, Ltd., Floating Rate Note, 2/22/21 (144A)

 376,911

 89,171

 0.47

 AAA/Aaa

 Fore CLO, Ltd., Floating Rate Note, 7/20/19 (144A)

 88,855

 100,000

 1.73

 AAA/Aaa

 Fosse Master Issuer Plc, Floating Rate Note, 10/18/54 (144A)

 101,632

 553,000

 2.08

 BBB+/Baa2

 Four Corners CLO II, Ltd., Floating Rate Note, 1/26/20 (144A)

 523,996

 1,036,936

 1.10

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 2/15/32

 1,064,301

 180,521

 0.50

 AA+/Aaa

 Freddie Mac Strips, Floating Rate Note, 12/15/36

 180,400

 431,377

 0.45

 AA+/Aaa

 Freddie Mac Strips, Floating Rate Note, 8/15/36

 431,095

 474,750

 1.15

 NR/A1

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 2/25/24

 476,397

 409,000

 3.49

 NR/A2

 FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)

 423,007

 352,647

 0.47

 AAA/Aaa

 Gale Force 3 CLO, Ltd., Floating Rate Note, 4/19/21 (144A)

 350,167

 277,059

 0.58

 A+/Aa2

 GE Business Loan Trust 2003-1, Floating Rate Note, 4/15/31 (144A)

 267,394

 641,781

 0.37

 AA-/Aa1

 GE Business Loan Trust 2004-2, Floating Rate Note, 12/15/32 (144A)

 615,537

 743,244

 0.40

 AA/Aa3

 GE Business Loan Trust 2005-1, Floating Rate Note, 6/15/33 (144A)

 709,922

 560,507

 0.32

 A+/Aa3

 GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)

 525,483

 1,340,000

 4.77

 AAA/NR

 GE Capital Commercial Mortgage Corp., Floating Rate Note, 6/10/48

 1,364,724

 500,000

 5.16

 BBB-/NR

 GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/45 (144A)

 508,458

 270,613

 BB/Caa3

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 260,904

 924,535

 0.42

 BBB+/Ba2

 Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32

 886,309

 526,469

 5.30

 AAA/Aa3

 GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Trust, Floating Rate Note, 8/10/38

 528,441

 1,019,000

 AAA/NR

 GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Trust, 4.697%, 5/10/43

 1,044,056

 183,784

 3.36

 BBB/Baa3

 GMACM Mortgage Loan Trust 2003-AR1, Floating Rate Note, 10/19/33

 181,761

 211,090

 3.00

 A+/NR

 GMACM Mortgage Loan Trust 2004-AR1, Floating Rate Note, 6/25/34

 204,689

 2,987,348

 AA+/Aaa

 Government National Mortgage Association REMICS, 2.0%, 1/16/46

 3,004,053

 3,060,413

 AA+/Aaa

 Government National Mortgage Association REMICS, 4.0%, 9/20/37

 3,259,848

 1,925,530

 AA+/Aaa

 Government National Mortgage Association, 1.026%, 2/16/53 (d)

 150,657

 1,152,471

 AA+/Aaa

 Government National Mortgage Association, 1.049%, 3/16/53 (d)

 86,374

 1,731,766

 AA+/Aaa

 Government National Mortgage Association, 1.067%, 9/16/52 (d)

 140,786

 1,904,100

 AA+/Aaa

 Government National Mortgage Association, 1.071%, 8/16/52 (d)

 129,096

 179,765

 AA+/Aaa

 Government National Mortgage Association, 3.0%, 12/20/38

 185,212

 1,656,846

 AA+/Aaa

 Government National Mortgage Association, 3.0%, 12/20/38

 1,701,506

 270,595

 AA+/Aaa

 Government National Mortgage Association, 3.0%, 4/20/41

 282,087

 162,016

 AA+/Aaa

 Government National Mortgage Association, 3.5%, 2/20/33

 162,904

 631,934

 AA+/Aaa

 Government National Mortgage Association, 3.5%, 5/20/39

 658,635

 519,717

 AA+/Aaa

 Government National Mortgage Association, 3.5%, 8/20/38

 543,393

 93,082

 AA+/Aaa

 Government National Mortgage Association, 4.5%, 6/16/34

 93,713

 643,732

 AA+/Aaa

 Government National Mortgage Association, 5.0%, 1/20/16

 650,443

 130,389

 AA+/Aaa

 Government National Mortgage Association, 5.0%, 4/20/36

 138,170

 291,644

 AA+/Aaa

 Government National Mortgage Association, 5.0%, 5/20/35

 298,788

 154,365

 AA+/Aaa

 Government National Mortgage Association, 5.0%, 7/20/31

 156,618

 308,158

 0.40

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 1/16/35

 306,199

 780,708

 0.70

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 1/16/40

 787,634

 201,248

 0.60

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 1/20/34

 201,354

 233,438

 0.80

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 2/16/30

 236,292

 306,712

 0.40

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 2/20/35

 305,338

 256,286

 0.65

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 2/20/38

 257,877

 273,348

 0.45

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 4/16/31

 274,176

 156,409

 0.65

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 4/16/32

 157,388

 658,937

 0.70

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 4/16/32

 664,269

 200,643

 0.55

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 8/20/35

 200,894

 707,402

 0.45

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 8/20/40

 698,173

 124,313

 0.45

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 9/20/33

 124,365

 1,000,000

 1.45

 AA/NR

 GP Portfolio Trust 2014-GGP, Floating Rate Note, 2/15/27

 1,000,978

 545,000

 A-/Ba1

 GS Mortgage Securities Corp II Series 2005-GG4, 4.782%, 7/10/39

 558,047

 400,000

 1.60

 NR/Aa3

 GS Mortgage Securities Corp. II, Floating Rate Note, 11/8/29 (144A)

 403,007

 435,898

 0.93

 AA+/Baa1

 GSAA Home Equity Trust 2004-6, Floating Rate Note, 6/25/34

 435,376

 269,541

 2.30

 A+/NR

 GSR Mortgage Loan Trust 2003-9, Floating Rate Note, 8/25/33

 270,008

 559,385

 2.65

 A+/B1

 GSR Mortgage Loan Trust 2004-7, Floating Rate Note, 6/25/34

 546,638

 412,367

 BB-/NR

 GSR Mortgage Loan Trust 2005-1F, 6.0%, 2/25/35

 425,224

 178,627

 2.37

 AA+/Ba1

 HarborView Mortgage Loan Trust 2004-1, Floating Rate Note, 4/19/34

 179,773

 175,000

 1.65

 AA-/Aa3

 Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)

 175,221

 500,000

 2.90

 BBB-/Baa3

 Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)

 500,946

 1,250,000

 AAA/NR

 HLSS Servicer Advance Receivables Trust, 1.2437%, 1/17/45

 1,251,875

 250,000

 2.43

 AA/Aa3

 Holmes Master Issuer Plc, Floating Rate Note, 10/15/54 (144A)

 260,078

 1,064,106

 0.79

 A+/A3

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 3/25/34

 1,026,120

 377,302

 0.50

 AA+/Aa3

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34

 374,550

 276,149

 0.60

 AAA/Aa2

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 7/25/34

 274,655

 1,493,352

 0.79

 BB/Ba3

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 1,422,709

 666,450

 0.77

 A-/Ba1

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 639,988

 373,494

 0.87

 BBB-/Baa2

 Impac CMB Trust Series 2004-5, Floating Rate Note, 10/25/34

 363,665

 86,997

 0.95

 B-/Ba1

 Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34

 83,425

 91,065

 0.89

 BBB+/A3

 Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34

 87,628

 86,160

 2.78

 NR/NR

 Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34

 80,714

 444,950

 0.50

 AAA/Aaa

 Impac Secured Assets Trust 2006-1, Floating Rate Note, 5/25/36

 440,960

 370,223

 0.50

 AAA/Aaa

 Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36

 365,403

 159,788

 0.35

 BB+/Baa2

 Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36

 148,020

 80,914

 2.58

 BB-/B1

 IndyMac INDX Mortgage Loan Trust 2004-AR6, Floating Rate Note, 10/25/34

 80,980

 391,999

 0.45

 AAA/Aaa

 Inwood Park CDO, Ltd., Floating Rate Note, 1/20/21 (144A)

 390,572

 76,485

 2.57

 NR/NR

 Jefferies Resecuritization Trust 2009-R2, Floating Rate Note, 5/26/37 (144A)

 76,340

 1,100,000

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 4.878%, 1/15/42

 1,115,306

 650,000

 2.02

 AA/Aa2

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 10/15/25 (144A)

 651,047

 232,920

 4.84

 AAA/A1

 JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, Floating Rate Note, 7/15/41 (144A)

 233,960

 1,591,037

 5.34

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11, Floating Rate Note, 8/12/37

 1,626,852

 957,489

 5.04

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1, Floating Rate Note, 3/15/46

 973,012

 427,531

 4.94

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP3, Floating Rate Note, 8/15/42

 442,174

 73,244

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC17, 5.45%, 12/12/43

 73,139

 572,740

 0.43

 A+/Baa1

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)

 566,907

 184,066

 0.51

 NR/Ba1

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)

 178,544

 106,179

 0.31

 AA/Aa3

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47

 105,785

 125,723

 5.70

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19, Floating Rate Note, 2/12/49

 126,980

 412,000

 3.00

 AA-/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-ALC, Floating Rate Note, 7/17/26 (144A)

 418,533

 300,000

 1.95

 A-/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/15/28 (144A)

 297,617

 770,000

 2.30

 NR/Aa3

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-INN, Floating Rate Note, 10/15/30 (144A)

 776,962

 1,550,000

 0.93

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ, Floating Rate Note, 4/15/30 (144A)

 1,539,210

 945,000

 2.15

 A-/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU, Floating Rate Note, 12/15/28

 950,542

 1,030,000

 1.65

 AA-/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU, Floating Rate Note, 12/15/28 (144A)

 1,030,923

 410,000

 1.90

 AA-/Aa3

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4, Floating Rate Note, 12/15/30 (144A)

 410,620

 611,680

 2.03

 A+/Baa1

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 617,220

 366,526

 2.49

 AA+/Baa3

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 378,122

 198,739

 2.30

 AA+/Baa2

 JP Morgan Mortgage Trust 2004-A5, Floating Rate Note, 12/25/34

 199,850

 164,958

 B+/Baa3

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 171,928

 694,753

 5.00

 BBB+/NR

 JP Morgan Mortgage Trust 2005-A3, Floating Rate Note, 6/25/35

 697,608

 318,121

 2.24

 BBB+/Baa3

 JP Morgan Mortgage Trust 2005-A4, Floating Rate Note, 7/25/35

 319,022

 32,289

 NR/Caa3

 JP Morgan Mortgage Trust 2006-S3, 6.0%, 8/25/36 (d)

 1,377

 375,000

 1.67

 AA+/Aaa

 KKR Financial CLO 2007-1, Ltd., Floating Rate Note, 5/15/21 (144A)

 365,459

 250,000

 0.73

 AAA/Aaa

 Lanark Master Issuer Plc, Floating Rate Note, 12/22/54 (144A)

 248,779

 33,796

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31

 34,983

 410,414

 5.02

 AAA/NR

 LB-UBS Commercial Mortgage Trust 2004-C6, Floating Rate Note, 8/15/29

 411,236

 1,455,000

 5.20

 NR/Baa2

 LB-UBS Commercial Mortgage Trust 2005-C2, Floating Rate Note, 4/15/30

 1,500,534

 714,381

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust 2005-C3, 4.739%, 7/15/30

 732,267

 1,135,809

 5.20

 AAA/NR

 LB-UBS Commercial Mortgage Trust 2005-C7, Floating Rate Note, 11/15/30 (144A)

 1,176,315

 109,525

 6.15

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust 2008-C1, Floating Rate Note, 4/15/41

 114,073

 240,735

 1.10

 A+/Aa1

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)

 239,051

 430,065

 1.20

 A+/Aa1

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3, Floating Rate Note, 10/25/37 (144A)

 414,185

 613,231

 0.37

 A+/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)

 566,563

 753,011

 0.38

 A+/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)

 678,654

 626,199

 0.40

 A+/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)

 586,176

 339,476

 0.67

 BB/Ba1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)

 232,959

 5,500

 AAA/NR

 MASTR Alternative Loan Trust 2004-13, 4.5%, 1/25/15

 5,494

 735,737

 0.50

 BBB-/NR

 MASTR Alternative Loan Trust 2005-1, Floating Rate Note, 2/25/35

 715,586

 96,919

 0.55

 AA+/NR

 MASTR Asset Securitization Trust 2003-6, Floating Rate Note, 7/25/18

 93,013

 163,618

 6.63

 A-/NR

 MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32

 171,053

 251,576

 0.63

 AA+/Baa1

 Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000 TBC2, Floating Rate Note, 6/15/30

 248,778

 411,435

 2.40

 BBB/B1

 Merrill Lynch Mortgage Investors Trust Series 2005-2, Floating Rate Note, 10/25/35

 417,332

 1,401,829

 0.42

 AA+/A3

 Merrill Lynch Mortgage Investors Trust Series 2005-A3, Floating Rate Note, 4/25/35

 1,340,980

 815,719

 0.89

 A+/Baa3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28

 805,283

 416,272

 1.15

 BBB+/Baa3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28

 415,794

 522,573

 0.81

 BB/Baa1

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C, Floating Rate Note, 6/25/28

 502,856

 385,471

 1.05

 BB/Baa1

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C, Floating Rate Note, 6/25/28

 389,081

 505,710

 0.77

 BBB/Baa3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E, Floating Rate Note, 10/25/28

 501,983

 53,529

 1.89

 A+/Baa3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29

 53,732

 395,921

 0.79

 AA+/Baa2

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H, Floating Rate Note, 1/25/29

 395,055

 309,478

 0.61

 A+/Baa1

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A, Floating Rate Note, 4/25/29

 297,376

 288,287

 0.65

 AA+/Baa1

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B, Floating Rate Note, 5/25/29

 287,225

 550,094

 0.71

 AA/Ba1

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29

 514,443

 495,792

 0.81

 A+/Ba2

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-E, Floating Rate Note, 11/25/29

 474,306

 671,432

 0.71

 A+/Ba2

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 647,810

 259,104

 0.95

 A+/Ba2

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 253,654

 575,620

 0.61

 AA+/Ba3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30

 570,610

 114,930

 2.48

 BBB+/NR

 Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, Floating Rate Note, 2/25/35

 115,263

 247,965

 4.86

 NR/Aaa

 Merrill Lynch Mortgage Trust 2004-KEY2, Floating Rate Note, 8/12/39

 248,958

 410,390

 4.95

 NR/Aa2

 Merrill Lynch Mortgage Trust 2004-KEY2, Floating Rate Note, 8/12/39

 415,023

 630,000

 5.05

 NR/Aaa

 Merrill Lynch Mortgage Trust 2005-CIP1, Floating Rate Note, 7/12/38

 654,066

 371,912

 AAA/NR

 Morgan Stanley Capital I Trust 2004-HQ4, 4.97%, 4/14/40

 371,978

 1,200,000

 5.30

 BBB+/NR

 Morgan Stanley Capital I Trust 2004-IQ8, Floating Rate Note, 6/15/40

 1,209,601

 1,815,000

 AAA/NR

 Morgan Stanley Capital I Trust 2005-HQ6, 4.989%, 8/13/42

 1,869,437

 900,000

 5.07

 BBB-/NR

 Morgan Stanley Capital I Trust 2005-HQ6, Floating Rate Note, 8/13/42

 931,728

 790,479

 5.23

 AAA/Aaa

 Morgan Stanley Capital I Trust 2005-IQ10, Floating Rate Note, 9/15/42

 820,042

 504,498

 AAA/NR

 Morgan Stanley Capital I Trust 2005-TOP17, 4.78%, 12/13/41

 510,684

 908,968

 AAA/NR

 Morgan Stanley Capital I Trust 2005-TOP19, 4.89%, 6/12/47

 939,287

 425,000

 0.28

 A+/Aa1

 Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)

 422,776

 176,673

 NR/Aa2

 Morgan Stanley Dean Witter Capital I Trust 2001-TOP3, 6.79%, 7/15/33

 178,295

 931,820

 0.42

 AA+/A3

 Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35

 924,170

 538,613

 0.43

 A+/Baa2

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 532,257

 530,505

 0.42

 A+/A2

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 520,997

 475,126

 0.93

 AA+/Baa1

 MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34

 463,073

 521,658

 3.75

 AAA/NR

 Nationstar Mortgage Loan Trust 2013-A, Floating Rate Note, 12/25/52 (144A)

 536,799

 214,120

 AA+/NR

 NCUA Guaranteed Notes Trust REMICS, 1.6%, 10/29/20

 215,627

 421,500

 0.68

 NR/Aaa

 NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 3/9/21 (e)

 423,868

 530,000

 AAA/NR

 New Residential Advance Receivables Trust Advance Receivables Backed 2014-T1, 1.2736%, 3/13/45

 530,106

 350,124

 0.47

 AAA/Aaa

 NewStar Commercial Loan Trust 2007-1, Floating Rate Note, 9/30/22 (144A)

 345,592

 211,662

 A+/A3

 Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, 5.5%, 8/25/33 (Step)

 220,932

 982,348

 0.34

 NR/NR

 Nomura Resecuritization Trust 2011-3R, Floating Rate Note, 7/26/37 (144A)

 953,467

 346,808

 1.35

 AAA/Aaa

 NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)

 347,104

 200,000

 4.39

 BBB/Baa3

 NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)

 202,812

 777,358

 2.00

 NR/Aaa

 NorthStar 2013-1, Floating Rate Note, 8/25/29 (144A)

 777,552

 31,909

 0.45

 AAA/Aa2

 Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-1, Floating Rate Note, 2/25/35

 31,900

 87,410

 0.40

 BB+/Ba3

 Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5, Floating Rate Note, 12/25/35

 86,415

 525,907

 NR/NR

 ORES 2014-LV3 LLC, 3.0%, 3/27/24 (144A)

 525,947

 296,154

 NR/NR

 ORES NPL 2013-LV2 LLC, 3.081%, 9/25/25 (144A)

 296,169

 109,107

 NR/A2

 PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)

 110,764

 494,426

 BB+/Caa1

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 503,838

 264,597

 0.70

 NR/Baa3

 RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17

 252,288

 394,576

 BBB+/Baa3

 RALI Series 2003-QR24 Trust, 4.0%, 7/25/33

 397,977

 764,744

 BBB-/Baa3

 RALI Series 2003-QR24 Trust, 4.0%, 7/25/33

 775,504

 737,439

 0.65

 BB-/Ba1

 RALI Series 2003-QS11 Trust, Floating Rate Note, 6/25/33

 703,332

 43,193

 NR/Ba3

 RALI Series 2003-QS14 Trust, 5.0%, 7/25/18

 43,931

 184,973

 BB/Ba3

 RALI Series 2003-QS15 Trust, 5.5%, 8/25/33

 192,545

 556,594

 0.60

 NR/Ba2

 RALI Series 2003-QS9 Trust, Floating Rate Note, 5/25/18

 537,814

 731,142

 BBB-/Baa3

 RALI Series 2004-QR1 Trust, 5.25%, 10/25/34

 739,735

 163,316

 BBB+/Baa2

 RALI Series 2004-QS1 Trust, 4.25%, 1/25/34

 163,970

 44,463

 0.70

 BBB+/Baa2

 RALI Series 2004-QS1 Trust, Floating Rate Note, 1/25/34

 44,406

 263,949

 NR/B3

 RALI Series 2004-QS16 Trust, 5.5%, 12/25/34

 268,796

 268,506

 BB+/Ba3

 RALI Series 2004-QS5 Trust, 4.75%, 4/25/34

 276,737

 114,060

 0.75

 BB+/Ba3

 RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34

 112,026

 102,028

 6.27

 BBB+/NR

 RAMP Series 2004-SL4 Trust, Floating Rate Note, 5/25/18

 103,674

 1,809,926

 NR/Aaa

 RBS Greenwich Capital Mortgage Loan Trust, 3.686%, 4/15/24 (144A)

 1,837,230

 972,866

 0.65

 NR/NR

 RBSSP Resecuritization Trust 2009-5, Floating Rate Note, 8/26/37 (144A)

 934,814

 345,628

 0.48

 AAA/Aaa

 Regatta Funding, Ltd., Floating Rate Note, 6/15/20 (144A)

 342,918

 611,609

 1.55

 B-/Ba3

 RESI Finance LP, Floating Rate Note, 9/10/35 (144A)

 530,167

 1,448,410

 0.55

 BBB+/NR

 Residential Asset Securitization Trust 2003-A2, Floating Rate Note, 5/25/33

 1,335,651

 369,970

 B/NR

 Residential Asset Securitization Trust 2004-A9, 5.75%, 12/25/34

 383,054

 317,411

 CCC/NR

 Residential Asset Securitization Trust 2005-A9, 5.5%, 7/25/35

 315,836

 1,000,000

 2.30

 NR/NR

 Resource Capital Corp. CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)

 999,999

 174,087

 NR/B3

 RFMSI Series 2005-S5 Trust, 5.25%, 7/25/35

 179,775

 700,000

 NR/NR

 Rialto Capital Management LLC, 2.85%, 5/15/24

 700,021

 287,850

 NR/Baa3

 RREF 2013 LT2 LLC, 2.8331%, 5/22/28 (144A)

 287,777

 1,020,000

 NR/NR

 Selene Non-Performing Loans LLC, 5/25/54 (Step) (144A)

 1,020,000

 240,267

 0.77

 AA+/Baa3

 Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33

 242,090

 187,139

 0.47

 A+/Baa3

 Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34

 178,478

 1,701,343

 0.69

 A/Baa3

 Sequoia Mortgage Trust 2004-12, Floating Rate Note, 1/20/35

 1,580,797

 287,721

 0.93

 AA/Baa3

 Sequoia Mortgage Trust 2004-12, Floating Rate Note, 1/20/35

 267,232

 273,445

 1.74

 AA+/Ba1

 Sequoia Mortgage Trust 2004-7, Floating Rate Note, 8/20/34

 276,374

 688,808

 0.49

 A+/Baa2

 Sequoia Mortgage Trust 2004-9, Floating Rate Note, 10/20/34

 658,759

 501,470

 0.58

 AA+/Ba1

 Sequoia Mortgage Trust 2005-1, Floating Rate Note, 2/20/35

 487,189

 287,123

 2.25

 NR/Aaa

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 271,861

 150,389

 3.00

 NR/Aaa

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 145,816

 588,906

 A/NR

 SilverLeaf Finance XVII LLC, 2.71%, 3/16/26 (144A)

 586,497

 290,000

 1.88

 AAA/Aaa

 Silverstone Master Issuer Plc, Floating Rate Note, 1/21/55 (144A)

 299,227

 13,457

 NR/Baa3

 SMA Issuer I LLC, 3.5%, 8/20/25 (144A)

 13,457

 246,039

 2.22

 AAA/NR

 Springleaf Mortgage Loan Trust 2012-2, Floating Rate Note, 10/25/57 (144A)

 249,261

 626,374

 1.45

 AAA/NR

 Starwood Property Mortgage Trust 2013-FV1, Floating Rate Note, 8/11/28 (144A)

 626,578

 185,180

 2.86

 BB/Ba2

 Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34

 187,516

 87,318

 5.17

 BBB+/Ba2

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34

 86,315

 1,043,483

 1.01

 NR/Baa3

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34

 962,891

 420,605

 0.81

 AA+/Baa1

 Structured Asset Mortgage Investments II Trust 2004-AR5, Floating Rate Note, 10/19/34

 400,129

 598,823

 3.44

 CCC/Caa3

 Structured Asset Mortgage Investments II Trust 2005-AR2, Floating Rate Note, 5/25/45

 482,977

 169,912

 0.65

 AA+/A1

 Structured Asset Mortgage Investments II Trust 2005-F1, Floating Rate Note, 8/26/35

 168,527

 436,817

 1.05

 AA+/Ba1

 Structured Asset Mortgage Investments Trust 2002-AR5, Floating Rate Note, 5/19/33

 429,367

 187,354

 2.69

 A+/Baa3

 Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33

 188,660

 204,647

 BBB+/Ba2

 Structured Asset Securities Corp. Mortgage Loan Trust 2005-2XS, 4.65%, 2/25/35 (Step)

 214,057

 1,017,679

 2.45

 A+/Ba2

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33

 1,014,998

 355,988

 0.65

 A+/Baa3

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-35, Floating Rate Note, 12/25/33

 350,911

 136,352

 2.19

 NR/Baa2

 Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43

 136,534

 245,732

 1.54

 AAA/A1

 Thornburg Mortgage Securities Trust 2004-1, Floating Rate Note, 3/25/44

 246,727

 1,168,704

 0.89

 BBB+/Baa3

 Thornburg Mortgage Securities Trust 2004-3, Floating Rate Note, 9/25/44

 1,116,991

 267,948

 1.93

 BBB+/Baa3

 Thornburg Mortgage Securities Trust 2004-4, Floating Rate Note, 12/25/44

 266,155

 779,201

 1.57

 AA+/Baa3

 Thornburg Mortgage Securities Trust Class II2A, Floating Rate Note, 3/25/44

 771,470

 154,491

 1.72

 AAA/Baa3

 Thornburg Mortgage Securities Trust Class II4A, Floating Rate Note, 3/25/44

 155,327

 525,000

 AAA/Aa1

 TimberStar Trust 1, 5.668%, 10/15/36 (144A)

 578,696

 487,000

 4.15

 BBB/Baa2

 Trafigura Securitisation Finance Plc, Floating Rate Note, 10/15/15 (144A)

 491,110

 530,327

 NR/NR

 VOLT XVI LLC, 4.25%, 8/25/58 (Step) (144A)

 533,976

 532,915

 NR/NR

 VOLT XX LLC, 3.625%, 2/1/39 (Step) (144A)

 536,245

 464,409

 NR/NR

 VOLT XXIII LLC, 3.625%, 11/25/53 (Step)

 466,586

 595,206

 NR/NR

 VOLT XXIV LLC, 3.25%, 11/25/53 (Step)

 596,694

 465,000

 4.85

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Floating Rate Note, 10/15/41

 470,274

 1,921,602

 5.08

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust Series 2005-C17, Floating Rate Note, 3/15/42

 1,957,735

 1,506,334

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust Series 2005-C18, 4.935%, 4/15/42

 1,539,494

 524,462

 5.24

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Floating Rate Note, 10/15/44

 548,030

 272,000

 5.66

 BB-/Ba3

 Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Floating Rate Note, 3/15/45

 279,267

 412,760

 1.52

 AA+/Ba3

 WaMu Mortgage Pass-Through Certificates Series 2002-AR6 Trust, Floating Rate Note, 6/25/42

 393,388

 1,193,038

 2.41

 A+/Baa1

 WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust, Floating Rate Note, 9/25/33

 1,216,859

 719,399

 AA+/NR

 WaMu Mortgage Pass-Through Certificates Series 2003-S10, 5.0%, 10/25/18

 738,747

 667,648

 A/NR

 Welk Resorts 2013-A LLC, 3.1%, 3/15/29 (144A)

 676,125

 453,135

 0.56

 AA+/A1

 Wells Fargo Alternative Loan 2005-2 Trust, Floating Rate Note, 10/25/35

 448,012

 690,000

 1.18

 AAA/NR

 Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 2/15/27 (144A)

 690,000

 277,451

 4.98

 NR/Ba2

 Wells Fargo Mortgage Backed Securities 2005-AR6 Trust, Floating Rate Note, 4/25/35

 281,674

 35,690

 AA+/Baa1

 Wells Fargo Mortgage Backed Securities 2006-16 Trust, 5.0%, 11/25/36

 37,073

 200,373

 4.92

 BBB+/Ba3

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 8/25/34

 204,592

 466,254

 0.45

 AAA/Aaa

 Westwood CDO II, Ltd., Floating Rate Note, 4/25/22 (144A)

 460,060

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $248,752,607)

 $

 248,310,304

 CORPORATE BONDS - 31.2%

 Energy - 1.5%

 Integrated Oil & Gas - 0.4%

 700,000

 A/A1

 ConocoPhillips Co., 1.05%, 12/15/17

 $

 696,196

 750,000

 0.45

 AA/Aa1

 Shell International Finance BV, Floating Rate Note, 11/15/16

 750,749

 1,115,000

 0.61

 AA-/Aa1

 Total Capital Canada, Ltd., Floating Rate Note, 1/15/16

 1,121,201

 $

 2,568,146

 Oil & Gas Exploration & Production - 0.5%

 430,000

 BBB+/Baa1

 Canadian Natural Resources, Ltd., 1.45%, 11/14/14

 $

 431,822

 277,000

 0.61

 BBB+/Baa1

 Canadian Natural Resources, Ltd., Floating Rate Note, 3/30/16

 277,479

 500,000

 BBB+/Baa1

 Devon Energy Corp., 1.2%, 12/15/16

 502,642

 1,500,000

 0.68

 BBB+/Baa1

 Devon Energy Corp., Floating Rate Note, 12/15/15

 1,505,726

 651,000

 BBB/Baa1

 Marathon Oil Corp., 0.9%, 11/1/15

 654,301

 250,000

 A/Aa3

 Ras Laffan Liquefied Natural Gas Co, Ltd. III, 5.5%, 9/30/14 (144A)

 253,700

 $

 3,625,670

 Oil & Gas Refining & Marketing - 0.1%

 500,000

 BBB-/Baa3

 GS Caltex Corp., 3.25%, 10/1/18 (144A)

 $

 512,227

 Oil & Gas Storage & Transportation - 0.5%

 500,000

 0.88

 A-/Baa1

 Enbridge, Inc., Floating Rate Note, 10/1/16

 $

 502,314

 725,000

 BBB-/Baa3

 Energy Transfer Partners LP, 5.95%, 2/1/15

 750,400

 500,000

 BBB+/Baa1

 Enterprise Products Operating LLC, 3.7%, 6/1/15

 515,464

 650,000

 A-/A3

 TransCanada PipeLines, Ltd., 0.75%, 1/15/16

 652,733

 750,000

 BBB/Baa2

 Williams Partners LP, 3.8%, 2/15/15

 766,291

 $

 3,187,202

 Total Energy

 $

 9,893,245

 Materials - 0.3%

 Diversified Metals & Mining - 0.2%

 500,000

 0.48

 A+/A1

 BHP Billiton Finance USA, Ltd., Floating Rate Note, 9/30/16

 $

 500,586

 560,000

 1.07

 A-/A3

 Rio Tinto Finance USA Plc, Floating Rate Note, 6/17/16

 565,560

 $

 1,066,146

 Steel - 0.1%

 1,000,000

 1.39

 BBB/Baa2

 Glencore Funding LLC, Floating Rate Note, 5/27/16 (144A)

 $

 1,006,341

 Total Materials

 $

 2,072,487

 Capital Goods - 1.2%

 Aerospace & Defense - 0.4%

 360,000

 BB-/Ba3

 Bombardier, Inc., 4.25%, 1/15/16 (144A)

 $

 373,950

 186,000

 BBB-/Baa3

 L-3 Communications Corp., 1.5%, 5/28/17

 186,500

 500,000

 A-/A2

 Precision Castparts Corp., 1.25%, 1/15/18

 497,587

 1,050,000

 A/A2

 The Boeing Co., 0.95%, 5/15/18

 1,030,433

 500,000

 0.74

 A/A2

 United Technologies Corp., Floating Rate Note, 6/1/15

 502,326

 $

 2,590,796

 Industrial Conglomerates - 0.1%

 640,000

 A-/Baa1

 Tyco Electronics Group SA, 1.6%, 2/3/15

 $

 644,783

 Construction & Farm Machinery & Heavy Trucks - 0.6%

 1,125,000

 A/A2

 Caterpillar Financial Services Corp., 1.35%, 9/6/16

 $

 1,139,103

 750,000

 A/A2

 John Deere Capital Corp., 1.05%, 12/15/16

 754,537

 1,090,000

 0.52

 A/A2

 John Deere Capital Corp., Floating Rate Note, 10/11/16

 1,093,598

 500,000

 0.34

 A/A2

 John Deere Capital Corp., Floating Rate Note, 2/25/16

 499,828

 $

 3,487,066

 Trading Companies & Distributors - 0.1%

 750,000

 BBB/Baa2

 GATX Corp., 1.25%, 3/4/17

 $

 748,428

 Total Capital Goods

 $

 7,471,073

 Transportation - 0.3%

 Railroads - 0.1%

 730,000

 0.42

 A/A3

 Canadian National Railway Co., Floating Rate Note, 11/6/15

 $

 730,223

 Trucking - 0.2%

 969,000

 BBB-/Baa3

 Penske Truck Leasing Co. LP, 2.5%, 7/11/14 (144A)

 $

 970,857

 500,000

 BBB/Baa1

 Ryder System, Inc., 3.15%, 3/2/15

 509,952

 $

 1,480,809

 Total Transportation

 $

 2,211,032

 Automobiles & Components - 1.2%

 Automobile Manufacturers - 1.2%

 1,000,000

 A-/A3

 Daimler Finance North America LLC, 1.45%, 8/1/16 (144A)

 $

 1,013,059

 750,000

 0.59

 A-/A3

 Daimler Finance North America LLC, Floating Rate Note, 3/10/17 (144A)

 750,824

 1,000,000

 BBB+/Baa1

 Hyundai Motor Manufacturing Czech s.r.o., 4.5%, 4/15/15 (144A)

 1,031,940

 1,000,000

 BBB+/A3

 Nissan Motor Acceptance Corp., 2.65%, 9/26/18 (144A)

 1,030,584

 100,000

 BBB+/A3

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 102,560

 500,000

 0.79

 BBB+/A3

 Nissan Motor Acceptance Corp., Floating Rate Note, 3/3/17 (144A)

 501,360

 750,000

 AA-/Aa3

 Toyota Motor Credit Corp., 1.125%, 5/16/17

 752,115

 1,000,000

 0.45

 A-/A3

 Volkswagen Group of America Finance LLC, Floating Rate Note, 5/23/16

 1,000,573

 750,000

 A-/A3

 Volkswagen International Finance NV, 1.125%, 11/18/16 (144A)

 753,395

 500,000

 A-/A3

 Volkswagen International Finance NV, 1.6%, 11/20/17 (144A)

 503,068

 $

 7,439,478

 Total Automobiles & Components

 $

 7,439,478

 Consumer Services - 0.1%

 Restaurants - 0.1%

 605,000

 A-/A3

 Starbucks Corp., 0.875%, 12/5/16

 $

 604,805

 Total Consumer Services

 $

 604,805

 Media - 0.4%

 Broadcasting - 0.2%

 750,000

 BBB/Baa2

 Discovery Communications LLC, 3.7%, 6/1/15

 $

 774,713

 Movies & Entertainment - 0.1%

 750,000

 0.54

 A/A2

 The Walt Disney Co., Floating Rate Note, 5/30/19

 $

 750,738

 Publishing - 0.1%

 250,000

 BBB+/Baa2

 Thomson Reuters Corp., 0.875%, 5/23/16

 $

 250,278

 500,000

 BBB+/Baa2

 Thomson Reuters Corp., 1.3%, 2/23/17

 501,630

 $

 751,908

 Total Media

 $

 2,277,359

 Food & Staples Retailing - 0.3%

 Drug Retail - 0.2%

 1,000,000

 BBB/Baa1

 Walgreen Co., 1.0%, 3/13/15

 $

 1,004,419

 Hypermarkets & Super Centers - 0.1%

 740,000

 A+/A1

 Costco Wholesale Corp., 1.125%, 12/15/17

 $

 736,874

 Total Food & Staples Retailing

 $

 1,741,293

 Food, Beverage & Tobacco - 0.7%

 Brewers - 0.4%

 225,000

 A/A2

 Anheuser-Busch Companies LLC, 5.0%, 1/15/15

 $

 231,441

 500,000

 0.42

 A/A2

 Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 1/27/17

 500,668

 500,000

 A/A2

 Anheuser-Busch InBev Worldwide, Inc., 1.5%, 7/14/14

 500,790

 580,000

 A/A2

 Anheuser-Busch InBev Worldwide, Inc., 4.125%, 1/15/15

 593,348

 500,000

 BBB+/Baa1

 SABMiller Holdings, Inc., 1.85%, 1/15/15 (144A)

 504,384

 $

 2,330,631

 Soft Drinks - 0.0% †

 189,000

 BBB/A3

 Coca-Cola Enterprises, Inc., 2.125%, 9/15/15

 $

 192,237

 Packaged Foods & Meats - 0.3%

 250,000

 BBB+/A3

 General Mills, Inc., 0.875%, 1/29/16

 $

 251,343

 565,000

 0.43

 BBB+/A3

 General Mills, Inc., Floating Rate Note, 1/28/16

 565,383

 1,000,000

 A-/Baa2

 Wm Wrigley Jr Co., 2.0%, 10/20/17 (144A)

 1,013,501

 $

 1,830,227

 Total Food, Beverage & Tobacco

 $

 4,353,095

 Household & Personal Products - 0.1%

 Household Products - 0.1%

 500,000

 A+/A1

 Reckitt Benckiser Treasury Services Plc, 2.125%, 9/21/18 (144A)

 $

 504,878

 Total Household & Personal Products

 $

 504,878

 Health Care Equipment & Services - 0.8%

 Health Care Equipment - 0.2%

 500,000

 A-/A3

 Baxter International, Inc., 0.95%, 6/1/16

 $

 501,992

 500,000

 BBB-/Baa3

 Boston Scientific Corp., 2.65%, 10/1/18

 510,737

 510,000

 A/Baa1

 St. Jude Medical, Inc., 2.5%, 1/15/16

 524,971

 $

 1,537,700

 Health Care Distributors - 0.1%

 500,000

 A-/Baa2

 Cardinal Health, Inc., 4.0%, 6/15/15

 $

 518,345

 235,000

 0.64

 BBB+/Baa2

 McKesson Corp., Floating Rate Note, 9/10/15

 235,267

 $

 753,612

 Health Care Services - 0.4%

 597,000

 BBB+/Baa3

 Express Scripts Holding Co., 2.1%, 2/12/15

 $

 603,555

 900,000

 BBB+/Baa3

 Express Scripts Holding Co., 2.75%, 11/21/14

 909,458

 1,000,000

 BBB+/Baa3

 Express Scripts Holding Co., 3.125%, 5/15/16

 1,045,266

 $

 2,558,279

 Managed Health Care - 0.1%

 500,000

 A/A3

 UnitedHealth Group, Inc., 1.875%, 11/15/16

 $

 513,761

 Total Health Care Equipment & Services

 $

 5,363,352

 Pharmaceuticals, Biotechnology & Life Sciences - 0.5%

 Biotechnology - 0.1%

 500,000

 A/Baa1

 Amgen, Inc., 2.5%, 11/15/16

 $

 519,096

 Pharmaceuticals - 0.2%

 750,000

 0.37

 AA/A1

 Pfizer, Inc., Floating Rate Note, 5/15/17

 $

 749,990

 500,000

 BBB-/Baa2

 Zoetis, Inc., 1.15%, 2/1/16

 503,801

 $

 1,253,791

 Life Sciences Tools & Services - 0.2%

 620,000

 BBB+/NR

 Agilent Technologies, Inc., 5.5%, 9/14/15

 $

 656,651

 1,000,000

 BBB/Baa3

 Thermo Fisher Scientific, Inc., 2.4%, 2/1/19

 1,012,899

 $

 1,669,550

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 3,442,437

 Banks - 7.1%

 Diversified Banks - 4.1%

 500,000

 A/A2

 ABN AMRO Bank NV, 1.375%, 1/22/16 (144A)

 $

 504,604

 750,000

 1.03

 A/A2

 ABN AMRO Bank NV, Floating Rate Note, 10/28/16 (144A)

 755,662

 1,000,000

 AA-/Aa3

 ANZ New Zealand Int'l, Ltd. London, 1.125%, 3/24/16 (144A)

 1,004,232

 500,000

 A-/Baa2

 Bank of America Corp., 1.35%, 11/21/16

 501,838

 500,000

 A+/Aa3

 Bank of Montreal, 0.8%, 11/6/15

 502,634

 500,000

 A+/Aa2

 Bank of Nova Scotia, 1.1%, 12/13/16

 502,140

 500,000

 A+/Aa2

 Bank of Nova Scotia, 1.375%, 7/15/16

 506,667

 500,000

 A+/Aa2

 Bank of Nova Scotia, 1.45%, 4/25/18

 497,042

 1,000,000

 1.27

 A+/Aa2

 Bank of Nova Scotia, Floating Rate Note, 1/12/15

 1,006,119

 229,000

 0.81

 A/A2

 Barclays Bank Plc, Floating Rate Note, 2/17/17

 230,172

 550,000

 1.48

 A/A2

 BPCE SA, Floating Rate Note, 4/25/16

 558,375

 460,000

 1.03

 AA-/Aa2

 Commonwealth Bank of Australia, Floating Rate Note, 9/18/15 (144A)

 464,052

 500,000

 0.71

 AA-/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA New York, Floating Rate Note, 3/18/16

 502,946

 500,000

 A+/Aa3

 Export-Import Bank of Korea, 1.25%, 11/20/15

 503,203

 750,000

 NR/A2

 HSBC Bank Middle East, Ltd., 3.0%, 10/21/15

 767,250

 500,000

 BBB/Baa2

 Intesa Sanpaolo S.p.A., 3.125%, 1/15/16

 514,376

 750,000

 1.18

 AA-/Aa2

 National Australia Bank, Ltd., Floating Rate Note, 7/25/14 (144A)

 751,160

 250,000

 0.68

 AA-/Aa3

 Nordea Bank AB, Floating Rate Note, 5/13/16 (144A)

 251,331

 1,000,000

 AA-/Aa3

 Royal Bank of Canada, 1.45%, 9/9/16

 1,015,273

 550,000

 0.56

 AA-/Aa3

 Royal Bank of Canada, Floating Rate Note, 1/23/17

 550,441

 500,000

 A+/A2

 Standard Chartered Plc, 3.85%, 4/27/15 (144A)

 514,005

 750,000

 0.66

 A+/Aa3

 Sumitomo Mitsui Banking Corp., Floating Rate Note, 1/10/17

 752,138

 300,000

 0.90

 A+/Aa3

 Sumitomo Mitsui Banking Corp., Floating Rate Note, 7/19/16

 301,915

 500,000

 1.01

 A+/A1

 Sumitomo Mitsui Trust Bank, Ltd., Floating Rate Note, 9/16/16 (144A)

 503,626

 1,000,000

 0.70

 AA-/Aa3

 Svenska Handelsbanken AB, Floating Rate Note, 9/23/16

 1,005,276

 200,000

 0.52

 NR/Aa3

 Svenska Handelsbanken New York NY, Floating Rate Note, 1/16/15

 200,377

 1,000,000

 A+/Aa3

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.55%, 9/9/16 (144A)

 1,012,546

 500,000

 0.65

 A+/Aa3

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 3/10/17 (144A)

 499,864

 500,000

 BBB+/A3

 The Huntington National Bank, 1.3%, 11/20/16

 503,174

 500,000

 0.65

 BBB+/A3

 The Huntington National Bank, Floating Rate Note, 4/24/17

 500,363

 750,000

 0.85

 NR/Aa3

 The Korea Development Bank, Floating Rate Note, 1/22/17

 750,896

 345,000

 AA-/Aa1

 The Toronto-Dominion Bank, 1.375%, 7/14/14

 345,480

 500,000

 AA-/Aa1

 The Toronto-Dominion Bank, 1.4%, 4/30/18

 496,278

 500,000

 0.42

 AA-/Aa1

 The Toronto-Dominion Bank, Floating Rate Note, 11/6/15

 500,718

 500,000

 0.46

 AA-/Aa1

 The Toronto-Dominion Bank, Floating Rate Note, 5/2/17

 500,436

 644,000

 0.53

 AA-/Aa1

 The Toronto-Dominion Bank, Floating Rate Note, 7/14/14

 644,342

 500,000

 0.70

 AA-/Aa1

 The Toronto-Dominion Bank, Floating Rate Note, 9/9/16

 502,704

 1,185,000

 A/A3

 Wachovia Corp., 5.25%, 8/1/14

 1,194,186

 500,000

 A+/A2

 Wells Fargo & Co., 1.25%, 7/20/16

 504,969

 1,050,000

 A+/A2

 Wells Fargo & Co., 1.5%, 7/1/15

 1,062,172

 575,000

 0.86

 A+/A2

 Wells Fargo & Co., Floating Rate Note, 4/23/18

 579,671

 500,000

 AA-/Aa2

 Westpac Banking Corp., 4.2%, 2/27/15

 514,244

 1,000,000

 0.56

 AA-/Aa2

 Westpac Banking Corp., Floating Rate Note, 5/19/17

 1,000,886

 $

 26,279,783

 Regional Banks - 2.5%

 103,000

 A-/A2

 BB&T Corp., 1.6%, 8/15/17

 $

 103,883

 500,000

 A/A1

 Branch Banking & Trust Co., 2.3%, 10/15/18

 510,102

 250,000

 0.53

 A-/A2

 Branch Banking & Trust Co., Floating Rate Note, 5/23/17

 248,112

 250,000

 0.55

 A-/A2

 Branch Banking & Trust Co., Floating Rate Note, 9/13/16

 248,541

 730,000

 0.65

 BBB/Baa2

 Fifth Third Bancorp, Floating Rate Note, 12/20/16

 724,710

 750,000

 A-/A3

 Fifth Third Bank Cincinnati Ohio, 1.15%, 11/18/16

 753,303

 1,250,000

 BBB+/Baa1

 Fifth Third Bank Cincinnati Ohio, 4.75%, 2/1/15

 1,284,532

 500,000

 0.64

 A-/A3

 Fifth Third Bank Cincinnati Ohio, Floating Rate Note, 2/26/16

 501,424

 280,000

 A+/A2

 HSBC USA, Inc., 2.375%, 2/13/15

 283,956

 500,000

 A-/A3

 KeyBank NA Cleveland Ohio, 1.1%, 11/25/16

 501,912

 1,000,000

 A-/A3

 KeyBank NA Cleveland Ohio, 1.65%, 2/1/18

 1,002,568

 1,025,000

 BBB+/Baa1

 KeyBank NA Cleveland Ohio, 5.8%, 7/1/14

 1,029,288

 931,000

 BBB+/Baa1

 KeyCorp, 3.75%, 8/13/15

 964,540

 500,000

 0.60

 A/A2

 Manufacturers & Traders Trust Co., Floating Rate Note, 1/30/17

 501,398

 250,000

 0.58

 A-/A3

 National City Bank Cleveland Ohio, Floating Rate Note, 12/15/16

 249,065

 450,000

 A/A2

 PNC Bank NA, 1.125%, 1/27/17

 452,361

 550,000

 A/A2

 PNC Bank NA, 1.3%, 10/3/16

 555,767

 500,000

 0.54

 A/A2

 PNC Bank NA, Floating Rate Note, 1/28/16

 500,465

 1,111,000

 0.55

 A/A2

 PNC Bank NA, Floating Rate Note, 4/29/16

 1,111,510

 190,000

 A-/A3

 PNC Funding Corp., 5.4%, 6/10/14

 190,151

 500,000

 0.68

 BBB+/A3

 SunTrust Bank, Floating Rate Note, 2/15/17

 500,544

 430,000

 0.53

 BBB/Baa1

 SunTrust Bank, Floating Rate Note, 4/1/15

 429,913

 500,000

 BBB/Baa1

 SunTrust Banks, Inc., 3.5%, 1/20/17

 529,954

 600,000

 4.45

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 601,200

 1,000,000

 A+/A2

 Union Bank NA, 2.625%, 9/26/18

 1,029,013

 750,000

 0.99

 A+/A2

 Union Bank NA, Floating Rate Note, 9/26/16

 757,758

 250,000

 0.45

 A+/A1

 Wells Fargo Bank NA, Floating Rate Note, 5/16/16

 249,200

 $

 15,815,170

 Thrifts & Mortgage Finance - 0.5%

 325,000

 BBB-/Baa2

 Astoria Financial Corp., 5.0%, 6/19/17

 $

 351,630

 2,269,000

 BBB/Baa2

 Santander Holdings USA, Inc. Pennsylvania, 3.0%, 9/24/15

 2,335,847

 600,000

 BBB/Baa2

 Santander Holdings USA, Inc. Pennsylvania, 3.45%, 8/27/18

 633,179

 $

 3,320,656

 Total Banks

 $

 45,415,609

 Diversified Financials - 6.9%

 Other Diversified Financial Services - 2.6%

 575,000

 A-/Baa2

 Bank of America Corp., 1.25%, 1/11/16

 $

 579,497

 500,000

 A-/Baa2

 Bank of America Corp., 3.7%, 9/1/15

 518,394

 210,000

 A-/Baa2

 Bank of America Corp., 4.5%, 4/1/15

 216,732

 450,000

 A-/Baa2

 Bank of America Corp., 5.45%, 7/15/14

 452,696

 2,000,000

 1.05

 A-/Baa2

 Bank of America Corp., Floating Rate Note, 3/22/16

 2,013,640

 500,000

 A/A2

 Bank of America NA, 1.25%, 2/14/17

 501,086

 500,000

 A-/Baa2

 Citigroup, Inc., 1.3%, 4/1/16

 503,175

 1,500,000

 BBB+/Baa3

 Citigroup, Inc., 5.0%, 9/15/14

 1,518,423

 430,000

 A-/Baa2

 Citigroup, Inc., 5.5%, 10/15/14

 437,642

 750,000

 0.90

 A-/Baa2

 Citigroup, Inc., Floating Rate Note, 11/15/16

 753,170

 500,000

 1.02

 A-/Baa2

 Citigroup, Inc., Floating Rate Note, 4/1/16

 502,825

 750,000

 1.19

 A-/Baa2

 Citigroup, Inc., Floating Rate Note, 7/25/16

 757,520

 650,000

 0.59

 AA-/Aa2

 Commonwealth Bank of Australia, Floating Rate Note, 3/13/17 (144A)

 650,895

 485,000

 AA+/A1

 General Electric Capital Corp., 1.625%, 7/2/15

 490,867

 925,000

 0.46

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 1/14/16

 925,904

 215,000

 0.83

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 1/8/16

 216,451

 350,000

 0.42

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 5/11/16

 350,049

 750,000

 0.50

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 5/15/17

 749,770

 665,000

 1.26

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 7/2/15

 672,054

 500,000

 1.38

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 8/1/17

 501,946

 492,000

 A/A3

 JPMorgan Chase & Co., 1.1%, 10/15/15

 494,947

 823,000

 A/A3

 JPMorgan Chase & Co., 1.875%, 3/20/15

 832,258

 265,000

 A/A3

 JPMorgan Chase & Co., 3.4%, 6/24/15

 272,804

 500,000

 0.76

 A/A3

 JPMorgan Chase & Co., Floating Rate Note, 2/15/17

 501,216

 500,000

 3.13

 A/A3

 JPMorgan Chase & Co., Floating Rate Note, 2/25/21

 524,950

 320,000

 0.85

 A/A3

 JPMorgan Chase & Co., Floating Rate Note, 2/26/16

 321,696

 500,000

 0.94

 A-/Baa1

 JPMorgan Chase & Co., Floating Rate Note, 3/31/16

 498,772

 $

 16,759,379

 Multi-Sector Holdings - 0.2%

 1,000,000

 0.38

 AA/Aa2

 Berkshire Hathaway Finance Corp., Floating Rate Note, 1/10/17

 $

 1,001,048

 Specialized Finance - 0.3%

 175,000

 A-/Baa1

 Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (144A)

 $

 184,116

 410,000

 A+/A1

 National Rural Utilities Cooperative Finance Corp., 1.0%, 2/2/15

 411,891

 500,000

 0.54

 A/A2

 National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 11/23/16

 501,108

 150,000

 A/A3

 NYSE Euronext, 2.0%, 10/5/17

 153,527

 650,000

 0.00

 NR/NR

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 650,000

 $

 1,900,642

 Consumer Finance - 2.1%

 500,000

 A-/A2

 American Express Credit Corp., 1.3%, 7/29/16

 $

 505,130

 553,000

 A-/A2

 American Express Credit Corp., 5.125%, 8/25/14

 559,089

 200,000

 1.33

 A-/A2

 American Express Credit Corp., Floating Rate Note, 6/12/15

 202,030

 500,000

 1.08

 A-/A2

 American Express Credit Corp., Floating Rate Note, 6/24/14

 500,259

 500,000

 A+/A1

 American Honda Finance Corp., 1.125%, 10/7/16

 504,716

 200,000

 A+/A1

 American Honda Finance Corp., 1.85%, 9/19/14 (144A)

 200,816

 675,000

 0.61

 A+/A1

 American Honda Finance Corp., Floating Rate Note, 5/26/16 (144A)

 677,991

 475,000

 BBB/Baa1

 Capital One Financial Corp., 1.0%, 11/6/15

 477,093

 1,559,000

 BBB/Baa1

 Capital One Financial Corp., 2.125%, 7/15/14

 1,562,246

 1,000,000

 BBB/Baa1

 Capital One Financial Corp., 2.15%, 3/23/15

 1,013,677

 750,000

 0.86

 BBB/Baa1

 Capital One Financial Corp., Floating Rate Note, 11/6/15

 753,292

 500,000

 BBB-/Baa3

 Ford Motor Credit Co LLC, 2.75%, 5/15/15

 510,025

 500,000

 BBB-/Baa3

 Ford Motor Credit Co LLC, 2.875%, 10/1/18

 516,828

 250,000

 BBB-/Baa3

 Ford Motor Credit Co. LLC, 2.375%, 1/16/18

 254,945

 200,000

 BBB-/Baa3

 Ford Motor Credit Co. LLC, 3.875%, 1/15/15

 204,056

 500,000

 BBB+/Baa1

 Hyundai Capital America, 1.875%, 8/9/16 (144A)

 508,128

 598,000

 A/A2

 John Deere Capital Corp., 1.05%, 10/11/16

 602,063

 950,000

 A/A2

 John Deere Capital Corp., 2.95%, 3/9/15

 969,371

 1,055,000

 0.49

 A+/A1

 PACCAR Financial Corp., Floating Rate Note, 6/5/14

 1,055,016

 1,500,000

 AA-/Aa3

 Toyota Motor Credit Corp., 0.75%, 3/5/17 (Step)

 1,494,852

 $

 13,071,623

 Asset Management & Custody Banks - 0.4%

 300,000

 AA-/A1

 Franklin Resources, Inc., 3.125%, 5/20/15

 $

 307,875

 550,000

 0.44

 A+/A1

 State Street Bank & Trust Co., Floating Rate Note, 12/8/15

 549,591

 1,000,000

 A+/A1

 The Bank of New York Mellon Corp., 1.7%, 11/24/14

 1,005,715

 220,000

 A+/A1

 The Bank of New York Mellon Corp., 3.1%, 1/15/15

 223,764

 595,000

 0.46

 A+/A1

 The Bank of New York Mellon Corp., Floating Rate Note, 10/23/15

 596,222

 110,000

 0.50

 A+/A1

 The Bank of New York Mellon Corp., Floating Rate Note, 7/28/14

 110,052

 $

 2,793,219

 Investment Banking & Brokerage - 1.3%

 275,000

 3.10

 A-/Baa2

 Morgan Stanley, Floating Rate Note, 11/9/18

 $

 291,675

 500,000

 1.48

 A-/Baa2

 Morgan Stanley, Floating Rate Note, 2/25/16

 506,924

 500,000

 1.25

 A-/Baa2

 Morgan Stanley, Floating Rate Note, 6/6/16

 497,749

 650,000

 NR/Aa1

 North American Development Bank, 2.3%, 10/10/18

 649,441

 283,000

 BBB/Baa2

 Raymond James Financial, Inc., 4.25%, 4/15/16

 299,788

 500,000

 A/A3

 TD Ameritrade Holding Corp., 4.15%, 12/1/14

 509,245

 750,000

 A/A3

 The Bear Stearns Companies LLC, 5.7%, 11/15/14

 767,848

 1,500,000

 0.62

 A/A3

 The Bear Stearns Companies LLC, Floating Rate Note, 11/21/16

 1,497,842

 250,000

 A/A2

 The Charles Schwab Corp., 0.85%, 12/4/15

 251,160

 340,000

 A-/Baa1

 The Goldman Sachs Group, Inc., 3.7%, 8/1/15

 351,592

 800,000

 A-/Baa1

 The Goldman Sachs Group, Inc., 5.0%, 10/1/14

 811,882

 500,000

 0.73

 A-/Baa1

 The Goldman Sachs Group, Inc., Floating Rate Note, 1/12/15

 500,838

 250,000

 1.23

 A-/Baa1

 The Goldman Sachs Group, Inc., Floating Rate Note, 11/21/14

 250,995

 475,000

 0.68

 A-/Baa1

 The Goldman Sachs Group, Inc., Floating Rate Note, 3/22/16

 474,674

 390,000

 0.83

 A-/Baa1

 The Goldman Sachs Group, Inc., Floating Rate Note, 9/29/14

 390,588

 $

 8,052,241

 Total Diversified Financials

 $

 43,578,152

 Insurance - 5.4%

 Life & Health Insurance - 0.7%

 500,000

 A-/A3

 Aflac, Inc., 3.45%, 8/15/15

 $

 518,084

 250,000

 A-/Baa1

 Lincoln National Corp., 4.3%, 6/15/15

 259,071

 500,000

 AA-/Aa3

 MetLife Institutional Funding II, 1.625%, 4/2/15 (144A)

 504,989

 500,000

 0.60

 AA-/Aa3

 MetLife Institutional Funding II, Floating Rate Note, 1/6/15 (144A)

 501,130

 500,000

 0.44

 AA-/A1

 Pricoa Global Funding I, Floating Rate Note, 6/24/16 (144A)

 497,060

 750,000

 A+/A1

 Principal Life Global Funding II, 1.2%, 5/19/17 (144A)

 749,102

 390,000

 0.60

 A+/A1

 Principal Life Global Funding II, Floating Rate Note, 5/27/16 (144A)

 391,846

 400,000

 A/Baa1

 Prudential Covered Trust 2012-1, 2.997%, 9/30/15 (144A)

 410,794

 500,000

 A/Baa1

 Prudential Financial, Inc., 3.875%, 1/14/15

 510,863

 $

 4,342,939

 Multi-line Insurance - 0.7%

 300,000

 BBB+/Baa2

 Assurant, Inc., 2.5%, 3/15/18

 $

 303,164

 500,000

 BBB-/Baa3

 Genworth Holdings, Inc., 5.75%, 6/15/14

 500,828

 410,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)

 410,822

 230,000

 AA-/Aa3

 Metropolitan Life Global Funding I, 5.125%, 6/10/14 (144A)

 230,185

 300,000

 0.76

 AA-/Aa3

 Metropolitan Life Global Funding I, Floating Rate Note, 7/15/16 (144A)

 302,287

 1,250,000

 A/A2

 Metropolitan Life Insurance Co., 7.7%, 11/1/15 (144A)

 1,367,036

 500,000

 AA+/Aaa

 New York Life Global Funding, 1.125%, 3/1/17 (144A)

 502,120

 1,050,000

 0.58

 AA+/Aaa

 New York Life Global Funding, Floating Rate Note, 5/23/16 (144A)

 1,055,611

 $

 4,672,053

 Reinsurance - 4.2%

 300,000

 0.00

 NR/NR

 Armor Re, Ltd., Floating Rate Note, 12/15/16 (Cat Bond) (144A)

 $

 296,850

 500,000

 3.42

 BB/NR

 Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 511,300

 250,000

 8.10

 BB-/NR

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 259,575

 250,000

 4.30

 BB+/NR

 Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)

 251,750

 650,000

 11.08

 BB-/NR

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 675,740

 250,000

 2.55

 BB+/NR

 Bosphorus 1 Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)

 249,425

 250,000

 5.29

 BB-/NR

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 252,600

 750,000

 6.89

 NR/NR

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 778,275

 250,000

 0.00

 NR/NR

 Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)

 245,450

 600,000

 0.00

 NR/NR

 Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)

 587,400

 1,000,000

 4.73

 NR/Baa1

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 1,011,300

 400,000

 10.23

 NR/Ba2

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 415,400

 375,000

 10.26

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 382,725

 500,000

 0.00

 BB+/NR

 East Lane Re VI, Ltd., Floating Rate Note, 3/14/18 (144A)

 493,000

 500,000

 6.70

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 509,650

 250,000

 6.65

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/4/16 (Cat Bond) (144A)

 251,050

 500,000

 5.02

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond) (144A)

 503,200

 500,000

 7.43

 NR/NR

 Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)

 511,400

 600,000

 0.00

 NR/NR

 Gator Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 595,080

 250,000

 4.02

 BB+/NR

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 251,675

 650,000

 0.00

 BB-/NR

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 652,145

 350,000

 0.00

 BB-/NR

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 350,595

 450,000

 0.00

 NR/NR

 Kizuna II Re, Ltd., Floating Rate Note, 4/6/18 (Cat Bond) (144A)

 451,125

 250,000

 9.78

 NR/NR

 Loma Reinsurance, Ltd. Bermuda, Floating Rate Note, 1/8/18 (Cat Bond) (144A)

 256,550

 250,000

 4.03

 BB/NR

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 251,675

 500,000

 6.23

 BB+/NR

 Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)

 513,450

 650,000

 0.00

 NR/NR

 Merna Reinsurance V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 650,390

 500,000

 8.72

 NR/Ba3

 Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 517,850

 500,000

 8.22

 NR/Ba3

 Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 521,050

 750,000

 8.55

 B+/NR

 Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 791,400

 250,000

 8.03

 NR/NR

 Mythen Re, Ltd., Series 2013-1 Class B, Floating Rate Note, 7/9/15 (Cat Bond) (144A)

 255,650

 500,000

 7.28

 BB-/NR

 Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)

 514,100

 500,000

 3.55

 NR/NR

 Queen City Re, Floating Rate Note, 1/6/19 (Cat Bond) (144A)

 486,350

 500,000

 4.80

 CC/NR

 Queen Street III Capital, Ltd., Floating Rate Note, 7/28/14 (Cat Bond) (144A)

 501,800

 500,000

 7.56

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 508,100

 500,000

 8.56

 BB-/NR

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 510,650

 500,000

 8.65

 B/NR

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 521,050

 250,000

 8.80

 B+/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 261,600

 500,000

 9.06

 BB-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 521,250

 1,150,000

 4.55

 BB+/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 1,176,910

 250,000

 8.05

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 272,175

 250,000

 9.30

 B-/NR

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 259,850

 250,000

 0.00

 NR/NR

 Residential Reinsurance 2014, Ltd., Floating Rate Note, 6/6/18 (Cat Bond) (144A)

 249,975

 320,000

 0.00

 BB-/NR

 Riverfront Re, Ltd., Floating Rate Note, 1/6/17 (Cat Bond) (144A)

 313,792

 750,000

 3.53

 BB+/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 742,800

 750,000

 4.03

 BB/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 743,250

 272

 NR/NR

 Sector Re V, Ltd., 3/1/18 (Cat Bond) (144A) (e)

 76,273

 300,000

 NR/NR

 Sector Re V, Ltd., 3/30/19 (Cat Bond) (144A) (e)

 302,310

 250,000

 NR/NR

 Silverton Re, Ltd., 9/16/16 (Cat Bond) (144A) (e)

 283,625

 750,000

 BBB/Baa3

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 835,083

 250,000

 8.53

 B+/NR

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 261,250

 250,000

 6.28

 NR/NR

 Tradewynd Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 251,050

 250,000

 2.92

 BBB-/NR

 Vita Capital IV, Ltd., Floating Rate Note, 1/15/16 (Cat Bond) (144A)

 253,025

 750,000

 2.72

 BBB-/NR

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 762,750

 500,000

 2.78

 BBB+/NR

 Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 511,550

 500,000

 1.78

 BBB+/NR

 Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)

 498,850

 $

 25,864,143

 Total Insurance

 $

 34,879,135

 Real Estate - 0.9%

 Diversified REIT - 0.2%

 500,000

 BBB-/Baa3

 ARC Properties Operating Partnership LP, 2.0%, 2/6/17 (144A)

 $

 503,406

 650,000

 BBB/Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 670,677

 $

 1,174,083

 Mortgage REIT - 0.4%

 2,330,000

 NR/NR

 NorthStar Realty Finance Corp., 3.0%, 9/30/14

 $

 2,325,317

 Office REIT - 0.1%

 1,000,000

 BBB-/Baa2

 Mack-Cali Realty LP, 5.125%, 1/15/15

 $

 1,025,434

 Specialized REIT - 0.2%

 500,000

 BBB/Baa2

 Health Care Real Estate Investment Trust, Inc., 2.25%, 3/15/18

 $

 508,048

 290,000

 BBB-/Baa3

 Senior Housing Properties Trust, 4.3%, 1/15/16

 301,492

 500,000

 BBB+/Baa1

 Ventas Realty LP, 3.125%, 11/30/15

 518,094

 $

 1,327,634

 Total Real Estate

 $

 5,852,468

 Software & Services - 0.1%

 Systems Software - 0.1%

 500,000

 A+/A1

 Oracle Corp., 2.375%, 1/15/19

 $

 512,060

 Total Software & Services

 $

 512,060

 Technology Hardware & Equipment - 0.1%

 Computer Hardware - 0.1%

 400,000

 0.27

 AA+/Aa1

 Apple, Inc., Floating Rate Note, 5/3/16

 $

 400,181

 470,000

 BBB+/Baa1

 Hewlett-Packard Co., 2.625%, 12/9/14

 475,295

 $

 875,476

 Total Technology Hardware & Equipment

 $

 875,476

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductors - 0.3%

 500,000

 A-/Baa1

 Altera Corp., 2.5%, 11/15/18

 $

 510,428

 700,000

 A+/A1

 Intel Corp., 1.35%, 12/15/17

 701,018

 500,000

 NR/NR

 Micron Semiconductor Asia Pte, Ltd., 1.258%, 1/15/19

 500,710

 500,000

 A+/A1

 Texas Instruments, Inc., 0.875%, 3/12/17

 500,099

 $

 2,212,255

 Total Semiconductors & Semiconductor Equipment

 $

 2,212,255

 Telecommunication Services - 1.5%

 Integrated Telecommunication Services - 1.1%

 500,000

 A-/A3

 AT&T, Inc., 0.875%, 2/13/15

 $

 501,704

 504,000

 BBB/Baa2

 British Telecommunications Plc, 2.0%, 6/22/15

 511,411

 1,000,000

 BBB+/Baa1

 Deutsche Telekom International Finance BV, 4.875%, 7/8/14

 1,004,259

 500,000

 NR/A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)

 518,393

 550,000

 NR/A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 560,110

 1,070,000

 NR/Ba2

 GTP Towers Issuer LLC, 8.112%, 2/15/15 (144A)

 1,094,979

 500,000

 A-/A2

 Ooredoo International Finance, Ltd., 3.375%, 10/14/16 (144A)

 522,500

 750,000

 BB+/Ba1

 Telecom Italia Capital SA, 4.95%, 9/30/14

 758,400

 500,000

 BBB/Baa2

 Telefonica Emisiones SAU, 3.992%, 2/16/16

 525,253

 500,000

 BBB+/Baa1

 Verizon Communications, Inc., 3.0%, 4/1/16

 520,740

 535,000

 1.76

 BBB+/Baa1

 Verizon Communications, Inc., Floating Rate Note, 9/15/16

 549,909

 $

 7,067,658

 Wireless Telecommunication Services - 0.4%

 1,000,000

 1.23

 A-/A2

 America Movil SAB de CV, Floating Rate Note, 9/12/16

 $

 1,012,169

 500,000

 NR/A2

 Crown Castle Towers LLC, 3.214%, 8/15/15 (144A)

 509,036

 275,000

 0.62

 A-/A3

 Vodafone Group Plc, Floating Rate Note, 2/19/16

 275,436

 530,000

 NR/NR

 WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)

 553,661

 $

 2,350,302

 Total Telecommunication Services

 $

 9,417,960

 Utilities - 1.3%

 Electric Utilities - 1.2%

 500,000

 BBB-/Baa1

 American Electric Power Co, Inc., 1.65%, 12/15/17

 $

 503,124

 500,000

 A-/A2

 Commonwealth Edison Co., 1.95%, 9/1/16

 512,319

 750,000

 A/Aa2

 Duke Energy Carolinas LLC, 1.75%, 12/15/16

 768,422

 395,000

 BBB/A3

 Duke Energy Corp., 3.95%, 9/15/14

 399,029

 500,000

 A/A1

 Duke Energy Florida, Inc., 0.65%, 11/15/15

 501,600

 303,000

 0.58

 A/Aa3

 Duke Energy Indiana, Inc., Floating Rate Note, 7/11/16

 304,664

 411,000

 0.44

 A/Aa2

 Duke Energy Progress, Inc., Floating Rate Note, 3/6/17

 411,225

 750,000

 0.69

 A+/Aa3

 Electricite de France SA, Floating Rate Note, 1/20/17 (144A)

 753,136

 827,000

 0.55

 A/A3

 Georgia Power Co., Floating Rate Note, 3/15/16

 826,281

 500,000

 0.64

 A/A3

 Georgia Power Co., Floating Rate Note, 8/15/16

 500,230

 1,000,000

 BBB/Baa1

 Iberdrola Finance Ireland, Ltd., 3.8%, 9/11/14 (144A)

 1,008,328

 796,000

 BBB-/Baa2

 NiSource Finance Corp., 5.4%, 7/15/14

 800,488

 341,000

 0.48

 A-/A2

 NSTAR Electric Co., Floating Rate Note, 5/17/16

 340,566

 $

 7,629,412

 Independent Power Producers & Energy Traders - 0.1%

 500,000

 BBB+/Baa1

 PSEG Power LLC, 2.75%, 9/15/16

 $

 520,391

 Total Utilities

 $

 8,149,803

 Government - 0.2%

 Government - 0.2%

 1,000,000

 BBB-/Baa2

 Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 9/26/16 (144A)

 $

 1,028,500

 Total Government

 $

 1,028,500

 TOTAL CORPORATE BONDS

 (Cost $203,378,349)

 $

 199,295,952

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.5%

 302,611

 AA+/Aaa

 Fannie Mae, 4.5%, 1/1/41

 $

 329,569

 515,726

 AA+/Aaa

 Fannie Mae, 4.5%, 5/1/39

 565,195

 866,510

 AA+/Aaa

 Fannie Mae, 4.5%, 5/1/39

 953,523

 804,041

 AA+/Aaa

 Fannie Mae, 5.0%, 10/1/41

 892,061

 23,295

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/15

 24,786

 73,316

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/35

 81,679

 383,883

 AAA/Aaa

 Fannie Mae, 5.5%, 8/1/37

 429,914

 318,495

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/22

 346,326

 34,127

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/34

 38,298

 44,396

 AA+/Aaa

 Fannie Mae, 6.0%, 4/1/38

 49,828

 299,513

 AAA/Aaa

 Fannie Mae, 6.5%, 4/1/29

 335,332

 2,200

 AAA/Aaa

 Fannie Mae, 6.5%, 6/1/15

 2,204

 2,743

 AAA/Aaa

 Fannie Mae, 6.5%, 6/1/16

 2,833

 8,169

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/32

 9,326

 8

 AAA/Aaa

 Fannie Mae, 6.5%, 8/1/14

 8

 20,873

 AAA/Aaa

 Fannie Mae, 6.5%, 8/1/17

 21,904

 36,442

 AAA/Aaa

 Fannie Mae, 7.0%, 1/1/36

 43,053

 145,709

 AAA/Aaa

 Fannie Mae, 7.0%, 10/1/19

 157,469

 53,032

 AAA/Aaa

 Fannie Mae, 7.0%, 7/1/17

 55,698

 58,355

 2.60

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 1/1/25

 58,457

 106,181

 2.57

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 10/1/29

 106,647

 86,922

 2.28

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 10/1/29

 87,414

 317,973

 2.02

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 10/1/36

 319,524

 91,501

 2.55

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 11/1/24

 92,883

 3,445

 2.24

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 11/1/25

 3,671

 115,308

 1.52

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 11/1/40

 120,638

 52,903

 2.44

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 12/1/28

 53,585

 271,873

 4.38

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 12/1/36

 289,584

 17,161

 2.45

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 2/1/27

 17,394

 1,730

 2.90

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 2/1/33

 1,835

 3,372

 2.59

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 4/1/28

 3,387

 2,921

 2.36

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 4/1/29

 2,940

 60,408

 2.53

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 7/1/36

 64,903

 285,010

 AA+/Aaa

 Federal Home Loan Banks, 2.9%, 4/20/17

 296,552

 1,000,000

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 0.5%, 10/24/16

 1,000,716

 271,218

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/24

 289,182

 214,019

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 227,416

 239,099

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 254,050

 118,446

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/39

 130,457

 88,562

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 2/1/21

 96,030

 66,437

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/23

 70,945

 11,073

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/16

 11,546

 2,740

 2.48

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/1/28

 2,953

 438,968

 2.56

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/31

 444,850

 6,549

 2.38

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/31

 6,952

 272,530

 2.53

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 12/1/31

 272,683

 18,207

 2.60

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/25

 18,410

 2,019

 2.66

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/29

 2,027

 6,606

 2.16

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 5/1/25

 6,628

 5,127

 2.35

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/1/18

 5,133

 109,773

 2.66

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/1/31

 113,254

 1,507

 2.38

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/1/31

 1,507

 1,445,695

 AAA/Aaa

 Federal National Mortgage Association, 2.5%, 9/1/22

 1,494,162

 1,035,269

 AAA/Aaa

 Federal National Mortgage Association, 3.0%, 12/1/21

 1,084,526

 1,420,065

 AAA/Aaa

 Federal National Mortgage Association, 4.0%, 1/1/20

 1,513,051

 1,415,842

 AAA/Aaa

 Federal National Mortgage Association, 4.0%, 10/1/20

 1,508,835

 1,449,408

 AAA/Aaa

 Federal National Mortgage Association, 4.0%, 3/1/21

 1,544,776

 352,110

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 8/15/19

 380,912

 186,710

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/36

 215,160

 64,012

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/31

 72,935

 249,006

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/17

 258,378

 50,721

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/37

 57,646

 37,980

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 44,326

 19,061

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/35

 21,664

 52,629

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/36

 60,807

 651

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 6/15/14

 651

 572,470

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 10/20/21

 617,582

 273,027

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 11/20/22

 293,001

 221,600

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 4/20/22

 238,483

 184,100

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 8/20/19

 194,791

 4,500,000

 AA+/Aaa

 U.S. Treasury Notes, 0.375%, 2/15/16

 4,507,911

 5,500,000

 AA+/Aaa

 U.S. Treasury Notes, 1.5%, 8/31/18

 5,547,700

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $28,130,762)

 $

 28,470,456

 MUNICIPAL BONDS - 0.8%

 Municipal Airport - 0.1%

 300,000

 AA-/A2

 Massachusetts Port Authority, 5.0%, 7/1/14

 $

 301,233

 475,000

 AA-/A2

 Massachusetts Port Authority, 5.0%, 7/1/16

 517,118

 $

 818,351

 Municipal Development - 0.1%

 250,000

 3.00

 AA-/Aa2

 Massachusetts Development Finance Agency, Floating Rate Note, 2/15/36

 $

 261,335

 500,000

 AA/Aa2

 State of Ohio, 3.0%, 6/15/15

 514,075

 $

 775,410

 Municipal General - 0.2%

 500,000

 AA/A2

 JobsOhio Beverage System, 0.872%, 1/1/15

 $

 501,850

 500,000

 BBB/A3

 Texas Municipal Gas Acquisition & Supply Corp III, 5.0%, 12/15/15

 533,550

 $

 1,035,400

 Municipal Higher Education - 0.1%

 500,000

 AA/Aa2

 University of California, 0.966%, 5/15/17

 $

 501,760

 Municipal Pollution - 0.2%

 1,000,000

 A-/Baa1

 County of Power Idaho, 5.625%, 10/1/14

 $

 1,010,000

 Municipal Power - 0.1%

 890,000

 1.03

 NR/A1

 South Carolina State Public Service Authority, Floating Rate Note, 6/1/15

 $

 892,901

 TOTAL MUNICIPAL BONDS

 (Cost $4,996,823)

 $

 5,033,822

 SENIOR FLOATING RATE LOAN INTERESTS - 5.1% **

 Energy - 0.3%

 Integrated Oil & Gas - 0.1%

 847,875

 4.00

 BB-/Ba3

 Seadrill Operating LP, Initial Term Loan, 2/14/21

 $

 845,159

 Oil & Gas Exploration & Production - 0.2%

 996,248

 3.88

 BB-/Ba2

 Fieldwood Energy LLC, Closing Date Loan, 9/25/18

 $

 998,295

 Coal & Consumable Fuels - 0.0% †

 248,750

 5.50

 B+/Ba3

 Foresight Energy LLC, Term Loan, 8/21/20

 $

 250,771

 Total Energy

 $

 2,094,225

 Materials - 0.1%

 Specialty Chemicals - 0.0% †

 72,296

 1.00

 BBB-/Ba2

 WR Grace & Co., Delayed Draw Term Loan, 1/23/21

 $

 72,088

 202,430

 3.00

 BBB-/Ba2

 WR Grace & Co., U.S. Term Loan, 1/23/21

 201,848

 $

 273,936

 Construction Materials - 0.1%

 20,955

 4.25

 B/Ba3

 CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20

 $

 20,999

 64,096

 4.25

 B/Ba3

 CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20

 64,229

 211,444

 4.25

 B/Ba3

 CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20

 211,885

 $

 297,113

 Metal & Glass Containers - 0.0% †

 192,563

 4.50

 B/B1

 BWAY Holding Co., Initial Term Loan, 8/31/17

 $

 193,429

 Diversified Metals & Mining - 0.0% †

 98,505

 3.75

 BBB-/NR

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 98,513

 Total Materials

 $

 862,991

 Capital Goods - 0.6%

 Aerospace & Defense - 0.3%

 249,375

 3.50

 BBB-/Ba1

 Alliant Techsystems, Inc., Term B Loan, 10/22/20

 $

 249,780

 534,325

 3.25

 BB+/Ba1

 Spirit AeroSystems, Inc., Term Loan B, 9/30/20

 535,160

 875,000

 3.25

 BB-/Ba3

 Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21

 872,266

 $

 1,657,206

 Building Products - 0.0% †

 249,375

 5.25

 BB-/B2

 Norcraft Cos. Inc., Initial Loan, 11/12/20

 $

 251,245

 Construction & Engineering - 0.0% †

 146,396

 6.75

 B+/B2

 International Equipment Solutions LLC, Initial Loan, 8/16/19

 $

 147,403

 Electrical Components & Equipment - 0.0% †

 305,000

 3.25

 BB+/Ba3

 Southwire Co., Term Loan, 1/31/21

 $

 305,048

 Industrial Conglomerates - 0.1%

 500,000

 4.00

 B/B1

 Milacron LLC, Term Loan, 3/12/20

 $

 501,250

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 400,000

 5.75

 B/Ba3

 Navistar, Inc., Tranche B Term Loan, 8/17/17

 $

 407,125

 258,983

 3.50

 BBB-/Ba1

 Terex Corp., Term Loan, 4/28/17

 260,156

 293,150

 4.00

 B+/B2

 Waupaca Foundry, Inc., Term Loan, 6/29/17

 293,516

 $

 960,797

 Trading Companies & Distributors - 0.0% †

 61,163

 3.75

 BB/Ba3

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 $

 61,229

 Total Capital Goods

 $

 3,884,178

 Commercial Services & Supplies - 0.3%

 Diversified Support Services - 0.0% †

 149,625

 4.50

 B+/Ba3

 TMS International Corp., Term B Loan, 10/2/20

 $

 150,124

 Security & Alarm Services - 0.3%

 498,750

 3.00

 BBB/Ba1

 Allegion US Holding Co, Inc., Tranche B Term Loan, 12/26/20

 $

 497,503

 123,487

 4.00

 B+/NR

 Garda World Security Corp., Term B Delayed Draw Loan, 11/8/20

 123,217

 482,721

 4.00

 B+/Ba3

 Garda World Security Corp., Term B Loan, 11/1/20

 481,665

 497,487

 3.25

 BB/Ba3

 The Geo Group, Inc., Term Loan, 4/3/20

 497,177

 $

 1,599,562

 Human Resource & Employment Services - 0.0% †

 171,522

 3.50

 BB+/Ba2

 On Assignment, Inc., Initial Term B Loan, 5/15/20

 $

 171,236

 Total Commercial Services & Supplies

 $

 1,920,922

 Transportation - 0.1%

 Airlines - 0.0% †

 99,747

 3.50

 BB/NR

 Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18

 $

 99,676

 Marine - 0.1%

 462,675

 5.25

 BB/Ba3

 Navios Maritime Partners LP, Term Loan, 6/27/18

 $

 468,748

 Total Transportation

 $

 568,424

 Automobiles & Components - 0.3%

 Auto Parts & Equipment - 0.1%

 735,250

 4.25

 NR/B1

 Metaldyne LLC, Tranche B Term Loan, 12/18/18

 $

 737,640

 Automobile Manufacturers - 0.2%

 904,425

 3.50

 BB+/Ba1

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 906,347

 Total Automobiles & Components

 $

 1,643,987

 Consumer Durables & Apparel - 0.1%

 Housewares & Specialties - 0.0% †

 248,750

 2.90

 BBB-/Ba1

 Jarden Corp., Tranche B1 Term Loan, 9/30/20

 $

 249,708

 Apparel, Accessories & Luxury Goods - 0.1%

 478,498

 3.25

 BBB-/Ba1

 PVH Corp., Tranche B Term Loan, 12/19/19

 $

 481,599

 Total Consumer Durables & Apparel

 $

 731,307

 Consumer Services - 0.4%

 Casinos & Gaming - 0.2%

 249,375

 3.25

 BBB-/Ba2

 Las Vegas Sands llc, Tranche B-2 Term Loan (First Lien), 12/19/20

 $

 249,394

 345,625

 3.50

 BB/Ba2

 MGM Resorts International, Term B Loan, 12/20/19

 345,301

 458,850

 3.25

 BB+/Ba1

 Penn National Gaming, Inc., Term B Facility Loan, 10/25/20

 458,778

 $

 1,053,473

 Hotels, Resorts & Cruise Lines - 0.1%

 435,000

 3.50

 BB/Ba3

 Hilton Worldwide Finance LLC, Initial Term Loan, 9/23/20

 $

 433,973

 Education Services - 0.0% †

 298,489

 3.75

 BB-/B1

 Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20

 $

 299,281

 Specialized Consumer Services - 0.1%

 511,570

 1.62

 B/B1

 Allied Security Holdings LLC, Delayed Draw Term Loan (First Lien), 2/12/21

 $

 510,371

 Total Consumer Services

 $

 2,297,098

 Media - 0.7%

 Advertising - 0.0% †

 248,126

 4.25

 B+/B1

 Acosta, Inc., Term B Loan (2013), 3/2/18

 $

 249,263

 Broadcasting - 0.2%

 250,000

 4.50

 BB/Ba3

 Gray Television, Inc., Initial Term Loan, 10/11/19

 $

 250,781

 442,768

 3.00

 NR/Ba1

 Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20

 438,394

 872,813

 4.00

 BB+/Ba3

 Tribune Co., Tranche B Term Loan (First Lien), 11/20/20

 873,222

 $

 1,562,397

 Cable & Satellite - 0.3%

 400,000

 2.63

 BB+/Ba3

 Mediacom Illinois LLC, Tranche F Term Loan, 3/31/18

 $

 396,625

 476,177

 0.00

 NR/Ba3

 Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22

 469,728

 449,291

 0.00

 NR/Ba3

 Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22

 443,207

 289,532

 0.00

 NR/Ba3

 Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22

 285,611

 $

 1,595,171

 Movies & Entertainment - 0.2%

 248,744

 3.50

 BB-/Ba2

 AMC Entertainment, Inc., Initial Term Loan, 4/30/20

 $

 248,820

 183,129

 3.75

 NR/Baa3

 Cinedigm Digital Funding I LLC, Term Loan, 2/28/18

 183,587

 515,410

 3.50

 BB/Ba2

 Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20

 515,893

 $

 948,300

 Total Media

 $

 4,355,131

 Retailing - 0.2%

 Computer & Electronics Retail - 0.1%

 550,000

 3.75

 BB+/Ba1

 Rent-A-Center, Inc., Term Loan (2014), 2/6/21

 $

 545,875

 Automotive Retail - 0.1%

 600,000

 3.25

 BB+/Ba1

 Chrysler Group LLC, Tranche B Term Loan, 12/29/18

 $

 597,107

 Total Retailing

 $

 1,142,982

 Food & Staples Retailing - 0.1%

 Food Retail - 0.1%

 648,375

 4.75

 BB-/NR

 Albertsons LLC, Term B-2 Loan, 3/21/19

 $

 652,154

 Total Food & Staples Retailing

 $

 652,154

 Food, Beverage & Tobacco - 0.2%

 Agricultural Products - 0.2%

 707,466

 4.50

 B/B1

 Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/29/20

 $

 709,234

 525,000

 3.25

 BBB-/Ba2

 Darling International, Inc., Term B USD Loan, 12/19/20

 526,470

 $

 1,235,704

 Total Food, Beverage & Tobacco

 $

 1,235,704

 Household & Personal Products - 0.2%

 Household Products - 0.1%

 298,500

 4.50

 B/B1

 Britax US Holdings, Inc., Initial Dollar Term Loan, 10/7/20

 $

 280,839

 157,665

 4.50

 B/B1

 Polarpak, Inc., USD Term Loan (Canadian Borrower Portion), 6/7/20

 158,158

 86,248

 4.50

 B/B1

 Polarpak, Inc., USD Term Loan (U.S. Borrower Portion), 6/7/20

 86,518

 $

 525,515

 Personal Products - 0.1%

 952,613

 4.00

 B/B2

 Party City Holdings, Inc., 2014 Replacement Term Loan, 7/27/19

 $

 950,628

 Total Household & Personal Products

 $

 1,476,143

 Health Care Equipment & Services - 0.4%

 Health Care Equipment - 0.1%

 496,791

 3.25

 BBB-/Ba2

 Hologic, Inc., Refinancing Tranche B Term Loan, 8/1/19

 $

 496,907

 Health Care Services - 0.1%

 497,500

 2.23

 BBB-/Baa3

 Fresenius US Finance I, Inc., Tranche B Term Loan, 8/7/19

 $

 498,122

 224,375

 6.50

 B+/B2

 Gentiva Health Services, Inc., Initial Term B Loan, 10/10/19

 225,030

 $

 723,152

 Health Care Facilities - 0.1%

 100,127

 3.48

 BB/Ba2

 CHS, 2017 Term E Loan, 1/25/17

 $

 100,424

 266,871

 4.25

 BB/Ba2

 CHS, 2021 Term D Loan, 1/27/21

 268,706

 298,496

 6.75

 B-/B2

 Steward Health Care System LLC, Term Loan, 4/10/20

 295,138

 $

 664,268

 Managed Health Care - 0.1%

 553,609

 4.25

 NR/Ba3

 US Renal Care, Inc., Tranche B-2 Term Loan (First Lien), 7/3/19

 $

 555,512

 Total Health Care Equipment & Services

 $

 2,439,839

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Pharmaceuticals - 0.2%

 500,000

 3.25

 BB+/Ba1

 Endo Luxembourg Finance I Company Sarl, Tranche B Term Loan (First Lien), 11/5/20

 $

 497,344

 300,000

 3.50

 BB+/Ba2

 Mallinckrodt International Finance SA, Initial Term B Loan, 3/6/21

 298,795

 643,534

 4.00

 B/B1

 Par Pharmaceutical Companies, Inc., Term B-2 Loan, 9/28/19

 643,132

 $

 1,439,271

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,439,271

 Diversified Financials - 0.3%

 Other Diversified Financial Services - 0.2%

 425,000

 3.50

 BBB-/Ba2

 Delos Finance SARL, Tranche B Term Loan, 2/27/21

 $

 425,645

 390,000

 4.50

 BBB-/B1

 Fly Funding II Sarl, Term Loan, 8/9/18

 392,762

 199,000

 3.75

 BB/Ba2

 JBS USA LLC, Incremental Term Loan, 9/18/20

 198,877

 $

 1,017,284

 Specialized Finance - 0.1%

 399,000

 5.75

 B/B1

 Hyperion Insurance Group, Ltd., Term Loan, 10/4/19

 $

 397,504

 200,000

 3.25

 BB/Ba2

 SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3/31/21

 198,982

 $

 596,486

 Investment Banking & Brokerage - 0.0% †

 147,015

 3.25

 BB-/Ba2

 LPL Holdings, Inc., 2013 Incremental Tranche B Term Loan, 3/29/19

 $

 146,586

 Total Diversified Financials

 $

 1,760,356

 Real Estate - 0.0% †

 Mortgage REIT - 0.0% †

 198,995

 3.50

 BB+/Ba3

 Starwood Property Trust, Inc., Term Loan (First Lien), 4/17/20

 $

 198,249

 Total Real Estate

 $

 198,249

 Software & Services - 0.2%

 IT Consulting & Other Services - 0.0% †

 155,698

 3.90

 BB/Ba3

 SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17

 $

 156,281

 Application Software - 0.1%

 598,500

 3.50

 BB-/B1

 Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19

 $

 597,827

 Home Entertainment Software - 0.1%

 450,000

 3.25

 BBB/Baa3

 Activision Blizzard, Inc., Term Loan, 7/26/20

 $

 451,055

 Total Software & Services

 $

 1,205,163

 Technology Hardware & Equipment - 0.0% †

 Electronic Components - 0.0% †

 248,750

 3.25

 BB/Baa2

 Belden Finance 2013 LP, Initial Term Loan, 9/9/20

 $

 249,176

 Total Technology Hardware & Equipment

 $

 249,176

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductors - 0.1%

 395,000

 3.75

 BBB-/Ba1

 Avago Technologies Ltd, Term Loan Tranche B (First Lien), 4/16/21

 $

 396,728

 Total Semiconductors & Semiconductor Equipment

 $

 396,728

 Utilities - 0.3%

 Electric Utilities - 0.3%

 1,175,000

 4.75

 B+/Ba3

 Atlantic Power LP, Term Loan, 2/20/21

 $

 1,185,281

 673,309

 3.25

 BB/Ba3

 Calpine Construction Finance Co LP, Term B-2 Loan, 1/3/22

 665,398

 $

 1,850,679

 Independent Power Producers & Energy Traders - 0.0% †

 12,239

 3.75

 BB+/Ba1

 AES Corp. Virginia, 6/1/18

 $

 12,270

 197,670

 3.75

 BB+/Ba1

 NSG Holdings LLC, New Term Loan, 12/11/19

 198,411

 $

 210,681

 Total Utilities

 $

 2,061,360

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $32,549,460)

 $

 32,615,388

 TEMPORARY CASH INVESTMENTS - 2.6%

 Commercial Paper - 1.8%

 3,000,000

 0.00

 NR/NR

 National Australia Bank Ltd, Floating Rate Note, 6/2/14

 $

 2,999,996

 3,000,000

 0.00

 NR/NR

 Prudential Funding LLC, Floating Rate Note, 6/4/14

 2,999,995

 350,000

 0.40

 AA-/Aa3

 Svenska Handelsbanken New York NY, Floating Rate Note, 11/17/14

 350,143

 4,910,000

 0.40

 NR/NR

 Svenska Handelsbanken New York NY, Floating Rate Note, 6/4/14

 4,910,304

 $

 11,260,438

 Repurchase Agreements  - 0.8%

 5,000,000

 Royal Bank of Canada, 0.06%, dated 5/31/14, repurchase price of

 $5,000,000 plus accrued interest on 6/1/14 collateralized by

 $5,100,000 Federal National Mortgage Association, 4.00%, 10/1/42-4/1/44

 $

 5,000,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $6,349,991)

 $

 16,260,438

 TOTAL INVESTMENT IN SECURITIES - 98.5%

 (Cost $626,304,046) (a)

 $

 627,450,939

 OTHER ASSETS & LIABILITIES - 1.5%

 $

 9,626,417

 TOTAL NET ASSETS - 100.0%

 $

 637,077,356

 †

 Amount rounds to less than 0.1%.

 NR

 Not rated by either S&P or Moody's.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At May 31, 2014, the value of these securities amounted to $151,524,327 or 23.8% of total net assets.

 Strips

 Separate trading of Registered interest and principal of securities.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit rate or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At May 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $626,866,752 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 4,004,915

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (3,420,728)

 Net unrealized appreciation

 $

 584,187

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (d)

 Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

 (e)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

  $                    -

  $                      -

  $              632,041

  $             632,041

 Asset Backed Securities

                       -

             96,832,538

                          -

             96,832,538

 Collateralized Mortgage Obligations

                       -

           248,310,304

                          -

           248,310,304

 Corporate Bonds

                       -

           198,633,744

                  662,208

           199,295,952

 U.S. Government Agency Obligations

                       -

             28,470,456

                          -

             28,470,456

 Municipal Bonds

                       -

               5,033,822

                          -

               5,033,822

 Senior Floating Rate Loan Interests

                       -

             32,615,388

                          -

             32,615,388

 Temporary Cash Investments

                       -

             16,260,438

                          -

             16,260,438

 Total

  $                      -

  $        626,156,690

  $            1,294,249

  $       627,450,939

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Preferred Stocks

 Corporate Bonds

 Total

 Balance as of 8/31/13

  $            413,767

  $              263,900

  $              677,667

 Realized gain (loss)

                         -

                       272

                        272

 Change in unrealized appreciation (depreciation)

                 34,584

                   98,036

                  132,620

 Net purchases (sales)

               183,690

                 300,000

                  483,690

 Transfers in and out of Level 3

                         -

                           -

                            -

 Balance as of 5/31/14

  $            632,041

  $              662,208

  $            1,294,249

 *

 Transfers are calculated on the beginning of period values.  During the period ended May 31, 2014, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 5/31/14

  $              132,620

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Short Term Income Fund By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date July 30, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date July 30, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date July 30, 2014 * Print the name and title of each signing officer under his or her signature.